Credit Suisse Asset Management Income Fund, Inc.
466 Lexington Avenue
New York, NY 10017

---------------------------------------------

OFFICERS AND DIRECTORS

Joseph D. Gallagher             Hal Liebes
DIRECTOR AND CHAIRMAN OF THE    SENIOR VICE PRESIDENT
BOARD                           Michael A. Pignataro
Enrique R. Arzac                CHIEF FINANCIAL OFFICER,
DIRECTOR                        VICE PRESIDENT AND SECRETARY
Lawrence J. Fox                 Maxine C. Evertz
DIRECTOR                        ASSISTANT SECRETARY
James S. Pasman, Jr.            Robert M. Rizza
DIRECTOR                        VICE PRESIDENT AND TREASURER
William W. Priest, Jr.          Rocco A. Del Guercio
DIRECTOR                        ASSISTANT TREASURER
Richard J. Lindquist
PRESIDENT AND CHIEF INVESTMENT
OFFICER
Leland Crabbe
INVESTMENT OFFICER

--------------------------------------------------------
INVESTMENT ADVISER
Credit Suisse Asset Management, LLC
466 Lexington Avenue
New York, New York 10017
Phone 1-800-293-1232

--------------------------------------------------------
ADMINISTRATOR AND CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

--------------------------------------------------------
SHAREHOLDER SERVICING AGENT
Fleet National Bank
(c/o EquiServe)
P.O. Box 43010
Providence, Rhode Island 02940-3010
Phone 1-800-730-6001

--------------------------------------------------------
LEGAL COUNSEL
Willkie Farr & Gallagher
787 7th Avenue
New York, New York 10019

--------------------------------------------------------
INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Two Commerce Square
Philadelphia, Pennsylvania 19103

--------------------------------------------------------

---------------------------------------------------------------------------

                Credit Suisse Asset Management Income Fund, Inc.

---------------------------------------------------------------------------

                                 ANNUAL REPORT
                               December 31, 2002

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
ANNUAL REPORT - DECEMBER 31, 2002

----------
Dear Shareholders:                                              January 21, 2003

We are writing to report on Credit Suisse Asset Management Income Fund, Inc. ("the Fund") for the year ended December 31, 2002 and to discuss our investment strategy.

    At December 31, 2002, the Fund's net asset value ("NAV") was $3.91, compared to an NAV of $4.74 at December 31, 2001. The Fund's total return for the period (based on NAV and assuming reinvestment of dividends of $0.70 per share) was down 5.3%.

    At December 31, 2002, $146.3 million of the Fund's assets was invested in high yield debt securities; $30.8 million in emerging-market debt securities; $3.8 million in investment-grade debt securities; $2.5 million in equity securities; and the balance of $6.0 million in cash equivalents. Of the debt securities, the largest concentration (67.6%) was invested in issues rated B through BBB.

THE MARKET: A YEAR OF VOLATILITY

    2002 was a period of considerable volatility for the U.S. high yield and emerging debt markets. Each experienced sharp directional swings, both upward and downward. As measured by the Salomon Smith Barney High-Yield Market Index ("SSBHYMI")*, the broad U.S. high yield market lost 1.5%. Aggregate emerging debt markets (in the form of J.P. Morgan's Emerging Markets Bond Index Global**, known as EMBI Global) gained 13.1%.

    HIGH YIELD. Activity in the high yield market was reasonably steady through mid-May. That was when sentiment and buying cooled off in response to diminishing optimism about the economy and bad news about companies whose worsening financial health had a direct impact on the key high yield industry sectors of telecommunications and cable television. Prices plunged in June, however, so much so that broad high yield indices like SSBHYMI (which lost 8.8%) experienced their worst-ever single-month performance as measured in percentage terms.

    June was tough for most financial markets due to a number of factors, notably plummeting trust in the integrity of corporate management and accounting standards, disappointing corporate earnings and rising fears of renewed terrorism in the U.S. An exclamation point of sorts occurred on June 25, when long-distance telecom provider WorldCom announced that it had used questionable accounting procedures to enormously overstate its profitability in 2001 and 2002. [Note: the Fund did not hold any securities of WorldCom at December 31, 2002.]

    After June's swoon extended into July, the high yield market rose in August, dropped in September and then rallied through year-end. The rally's underlying theme, in our view, was investors' revived appetite for relatively risky financial assets.

    An important aspect of this revival for high yield investors was a developing perception that the sluggish U.S. economy may have begun to position itself for a return to growth. A positive economic environment, in turn, generally bodes well for the high yield market via its favorable implications for both creditworthiness and companies' need to raise capital to fund expected growth.

    Factors specific to high yield were additionally encouraging in the year-end rally. Valuations early in the quarter were near historically low levels by certain measures, for example; combined with comparatively high yields, this helped to draw buyers to the market. The high yield default rate continued to decline, suggesting that overall credit quality was improving. And there was a resurgence of new supply, which was met with strong demand.

    EMERGING MARKETS. Perceptions about Brazil were the primary driver of activity for emerging-market debt (EMD) during most of the year. The top concerns about Brazil were the potential outcome of the nation's October presidential election and the worsening state of its financial health. Given Brazil's disproportionately large presence in leading EMD market indices, changes in sentiment about developments there (whether good or bad) tended to have a ripple effect throughout the EMD universe more broadly.

    Aggregate EMD prices rebounded in late July after weakening in line with the June-July global sell-off in most financial markets, and kept going higher through December. Investors reacted enthusiastically to the election of Luiz Inacio Lula da Silva, the leading opposition-party candidate, as Brazil's new president, and bought in hope that he would be more investor-friendly than previously expected. Nearly all individual emerging debt markets generated positive returns (i.e., as expressed in U.S.-dollar terms) in 2002 as a whole.

PERFORMANCE: HURT BY HIGH YIELD, HELPED BY EMD

    Performance in the Fund's high yield and emerging portions hurt and helped the Fund's overall return, respectively, in 2002.

    In high yield, security selection in several industry sectors proved particularly unfavorable. These included broadcast/outdoor, food/beverage/bottling, competitive local-exchange telecom providers, metals/mining, broadband and satellite communications.

    The most effective aspects of our high yield approach were our below-market allocations to fixed-line telecom, utilities and airlines, all of which underperformed representative market indices like SSBHYMI; as well as security selection in telecom's fixed-line and wireless subcategories.

    In the portfolio's EMD portion, the most positive contributions to performance included our large below-market weighting in Brazil, ongoing large above-market weighting in Russia, and regionalized above-market stance in Asian markets. The most negative were our below-market allocations to Mexico and Venezuela, both of which outperformed representative market indices like EMBI Global.

OUTLOOK: CAUTIOUSLY OPTIMISTIC ON HIGH YIELD, DEFENSIVE ON EMD

    HIGH YIELD. We are cautiously optimistic about the near-term prospects for high yield. If, as we expect, the U.S. economy avoids further weakening and continues to strengthen, then high yield should benefit accordingly. Valuations are still attractive, in our opinion, albeit less so than previously following the market's fourth-quarter rally.

    The key contributors to our caution at present are the twin uncertainties of oil prices and the possibility of war with Iraq. Oil prices have risen lately as a result of the workers' strike at Venezuela's state-owned oil company and fears that supplies from the Middle East would be reduced if a potential war with Iraq became unexpectedly prolonged. The economic and geopolitical ramifications of these situations, if sustained, could be unfavorable for financial markets in general.

    Compared to broad market indices, our most prominent high yield sector allocations include overweights in gaming, energy, food/beverage/bottling, consumer products, health care and industrials; and underweights in telecom, finance, utilities and airlines.

    EMERGING MARKETS. Our near-term outlook for emerging debt markets is becoming more defensive, for two primary reasons. First, we are concerned that current conditions in Iraq, Venezuela and North Korea could have negative implications for economies and financial markets worldwide. Second, we feel that valuations have become less attractive after three months of gains and, therefore, appear to offer less potential upside.

    Compared to broad EMD indices, our largest country overweights are in Colombia, Russia, China, South Korea and Malaysia. Our largest country underweights are in Mexico, Brazil and Venezuela. Regional allocations consist of overweights in Eastern/Central Europe and Asia, and an underweight in Latin America.

    We appreciate your interest in the Fund and would be pleased to respond to your questions or comments. Any questions regarding net asset value, performance, dividends, portfolio management or allocations should be directed to Credit Suisse Asset Management, LLC at (800) 293-1232. All other inquiries regarding account information, requests for the latest financial information or other reports should be directed to the Fund's Shareholder Servicing Agent at
(800) 730-6001.

    Sincerely yours,

/s/ Richard J. Lindquist

Richard J. Lindquist
PRESIDENT AND CHIEF INVESTMENT OFFICER ***

/s/ Joseph D. Gallagher

Joseph D. Gallagher
DIRECTOR AND CHAIRMAN OF THE BOARD ****

    *The Salomon Smith Barney High-Yield Market Index is a broad-based, unmanaged index of high yield securities. Investors cannot invest directly in an index.

    **The J.P. Morgan Emerging Markets Bond Index Global is a comprehensive index of emerging market debt securities. Launched in August 1999, it tracks the total returns of U.S. dollar-denominated debt instruments for 27 emerging market countries. Investors cannot invest directly in an index.

    The information presented is for informational purposes only. This report is not a recommendation to buy or sell or a solicitation of an offer to buy or sell any securities or adopt any investment strategy. Readers are advised not to infer or assume that any securities, companies, sectors or markets described will be profitable. All opinions and views constitute judgments as of the date of writing, and are subject to change at any time without notice.

    ***Richard J. Lindquist, who is a Managing Director of Credit Suisse Asset Management, LLC ("CSAM"), is primarily responsible for management of the Fund's assets. He has served in such capacity since November 21, 1996. Prior to that date, he served as Vice President to the Fund, a position he assumed on August 15, 1989. Mr. Lindquist joined CSAM on May 1, 1995 as a result of CSAM's acquisition of CS First Boston Investment Management Corporation ("CSFBIM"). Prior to joining CSAM and beginning in July, 1989, he held various offices at CSFBIM.

    ****Joseph D. Gallagher is a Managing Director and Chief Executive Officer of Credit Suisse Asset Management, LLC ("CSAM"), since 2003. Prior to that, he served as Chief Executive Officer and Director of CSAM Limited, London, England, from June 2000 to 2003; Director of CSAM Funds (UK) Limited, London, England, from June 2000 to 2003; Managing Director, Head--Asian Corporate Finance and
M & A's, Credit Suisse First Boston, Hong Kong, China, from January 1998 to May 1999; and Director, Head--Asian Corporate Finance, Credit Suisse First Boston, Hong Kong, China, from October 1993 to December 1997.

TOP TEN HOLDINGS (UNAUDITED)

(as a % of net assets as of 12/31/02)
-----------------------------------------------------------------------------------

 1.  Russian Federation Series REGS, Unsubordinated 5.00%,
       3/31/30...................................................               1.6%
 2.  Ministry Finance of Russia Series V, Debentures 3.00%,
       5/14/08...................................................               1.4%
 3.  Nextel Communications, Inc. Sr. Discount Notes 0.00%,
       2/15/08...................................................               1.2%
 4.  Sanmina-SCI Corp. Secured
       10.375%, 1/15/10..........................................               1.0%
 5.  Advance Holdings Corp. Series B, Debentures 0.00%,
       4/15/09...................................................               1.0%
 6.  Republic of Poland Series PDIB, Bonds 6.00%, 10/27/14.......               0.9%
 7.  Hard Rock Hotel, Inc. Series B, Sr. Sub. Notes 9.25%,
       4/1/05....................................................               0.9%
 8.  People's Republic of China Global Bonds 7.30%, 12/15/08.....               0.9%
 9.  Ainsworth Lumber Co. Ltd. Yankee Sr. Secured Notes 12.50%,
       7/15/07...................................................               0.8%
10.  Premier International Foods plc Yankee Sr. Notes 12.00%,
       9/1/09....................................................               0.8%

CREDIT QUALITY BREAKDOWN (UNAUDITED)

(as a % of total investments as of 12/31/02)
------------------------------------------------------------------------------

A/A.........................................................               2.0%
BBB/Baa.....................................................               5.3
BB/Ba.......................................................              17.9
B/B.........................................................              44.4
CCC/Caa.....................................................              18.2
CC/Ca.......................................................               1.9
C/C.........................................................               0.0
NR..........................................................               5.8
                                                              ----------------
  Subtotal..................................................              95.5
Equities & Other............................................               4.5
                                                              ----------------
  Total.....................................................             100.0%
                                                              ================

SCHEDULE OF INVESTMENTS

---------

DECEMBER 31, 2002

                                                Moody's        Face
                                                Ratings       Amount          Value
                                              (unaudited)      (000)       (Note A-1)
---------------------------------------------------------------------------------------
DOMESTIC SECURITIES (78.3%)
---------------------------------------------------------------------------------------
-----------------
CORPORATE OBLIGATIONS (77.0%)
---------------------------------------------------------------------------------------
-----------------
AEROSPACE (0.4%)
         (1)  Condor Systems, Inc.
               Series B, Gtd.
               11.875%, 5/1/09                       N/R   $      1,200   $    271,500
              Decrane Aircraft Holdings
               Series B, Gtd.
               12.00%, 9/30/08                      Caa1            800        325,000
              Sequa Corp.
               Sr. Notes
               9.00%, 8/1/09                         Ba3            250        241,250
                                                                          ------------
              GROUP TOTAL                                                      837,750
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
AIRLINES (0.3%)
              American Airlines, Inc.
               Series 01-2,
               Pass thru Certs
               7.80%, 10/1/06                         B1            550        396,000
              Continental Airlines, Inc.
               Series 991C,
               Pass thru Certs
               6.954%, 8/2/09                        Ba2            227        123,087
                                                                          ------------
              GROUP TOTAL                                                      519,087
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
AUTOMOBILE MANUFACTURING/VEHICLE PARTS (1.8%)
         (1)  Aetna Industries, Inc.
               Sr. Notes
               11.875%, 10/1/06                      N/R              1            118
              Cambridge Industries, Inc.
               Sr. Sub. Notes
               10.25%, 7/15/07                       N/R            775          3,873
              Collins & Aikman
               Products Corp.
               Gtd.
               11.50%, 4/15/06                        B2          1,250      1,056,250
              Delco Remy
               International, Inc.
               Gtd. Sr. Sub. Notes
               10.625%, 8/1/06                        B3            750        390,000
              Holley Performance Products
               Series B, Gtd.
               12.25%, 9/15/07                      Caa3            750        303,750
              Metaldyne Corp.
               Gtd.
               11.00%, 6/15/12                        B3            800        660,000
              Motor Coach Industries
               International, Inc.
               Gtd.
               11.25%, 5/1/09                       Caa1          1,221        787,222
              Stanadyne Automotive
               Series B, Gtd.
               Sr. Sub. Notes
               10.25%, 12/15/07                     Caa1            500        397,500
                                                                          ------------
              GROUP TOTAL                                                    3,598,713
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------

---------------------------------------------------------------------------------------
                                                Moody's        Face
                                                Ratings       Amount          Value
                                              (unaudited)      (000)       (Note A-1)
BANKING (0.3%)
              Sovereign Bancorp, Inc.
               Sr. Notes
               10.50%, 11/15/06                      Ba2   $        500   $    558,750
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
BROADBAND (0.5%)
              COLT Telecom Group plc
               Yankee Units
               12.00%, 12/15/06                       B3            400        268,000
              Level 3 Communications, Inc.:
         (2)   Sr. Discount Notes
               0.00%, 12/1/08                       Caa3            750        358,125
               Sr. Notes
               9.125%, 5/1/08                       Caa3            501        323,145
                                                                          ------------
              GROUP TOTAL                                                      949,270
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
BROADCAST/OUTDOOR (2.3%)
              Acme Television LLC/
               ACME Financial Corp.
               Series B, Gtd.
               10.875%, 9/30/04                       B3            500        511,250
              Alliance Atlantis
               Communications, Inc.
               Yankee Sr. Sub. Notes
               13.00%, 12/15/09                       B1            500        547,500
              Corus Entertainment, Inc.
               Global Sr. Sub. Notes
               8.75%, 3/1/12                          B1            150        159,562
              Cumulus Media, Inc.
               Sr. Sub. Notes
               10.375%, 7/1/08                        B3            800        865,000
              Salem Communications Corp.
               Series B, Gtd.
               9.50%, 10/1/07                        N/R            850        891,437
              Sinclair Broadcast
               Group, Inc.
               Gtd.
               8.75%, 12/15/11                        B2            500        540,625
              Susquehanna Media Co.
               Sr. Sub. Notes
               8.50%, 5/15/09                         B1            150        155,625
              Young Broadcasting, Inc.
               Series B, Gtd.
               Sr. Sub. Notes
               8.75%, 6/15/07                         B3            894        876,120
                                                                          ------------
              GROUP TOTAL                                                    4,547,119
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
BUILDING PRODUCTS (1.3%)
              AAF-McQuay, Inc.
               Sr. Notes
               8.875%, 2/15/03                       N/R            300        301,500
              Atrium Companies, Inc.
               Series B, Gtd.
               10.50%, 5/1/09                         B3            500        487,500
              Building Materials Corp.
               Series B, Sr. Notes
               8.625%, 12/15/06                       B2            900        742,500

    The accompanying notes are an integral part of the financial statements.

---------

DECEMBER 31, 2002

                                                Moody's        Face
                                                Ratings       Amount          Value
                                              (unaudited)      (000)       (Note A-1)
---------------------------------------------------------------------------------------
              Dayton Superior Corp.
               Gtd.
               13.00%, 6/15/09                      Caa2   $      1,140   $    986,100
                                                                          ------------
              GROUP TOTAL                                                    2,517,600
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
CABLE (7.7%)
         (1)  Adelphia Communications Corp.
               Series B, Sr. Notes
               8.375%, 2/1/08                        N/R            800        300,000
         (1)  Australis Holdings Pty.
               Ltd.
               Yankee Sr. Secured
               Discount Notes
               15.00%, 11/1/02                       N/R          4,600            460
      (1)(3)  Australis Media Ltd.:
               Yankee Sr. Discount Notes
               15.75%, 5/15/03                       N/R            266             24
               Yankee Units
               15.75%, 5/15/03                       N/R          2,875            259
              CSC Holdings, Inc.:
               Series B,
               Sr. Sub. Debentures
               8.125%, 8/15/09                        B1            350        338,187
               Sr. Sub. Debentures
               9.875%, 2/15/13                        B2          1,100      1,079,375
              Century Communications Corp.:
         (2)   Series B, Sr. Discount Notes
               0.00%, 1/15/08                        N/R            500         75,000
         (2)   Sr. Discount Notes
               0.00%, 3/15/03                        N/R            500        122,500
               Sr. Notes
               8.75%, 10/1/07                        N/R            450        119,250
              Charter Communications
               Holdings:
         (2)   Sr. Discount Notes
               0.00%, 4/1/11                          B3          1,200        426,000
               Sr. Notes
               8.625%, 4/1/09                         B3            750        337,500
               10.25%, 1/15/10                        B3          1,050        472,500
              Coaxial Communications, Inc.
               Gtd.
               10.00%, 8/15/06                        B3          1,250      1,100,000
              Comcast UK Cable
               Partners Ltd.
               Yankee Debentures
               11.20%, 11/15/07                     Caa2            500        355,000
      (1)(2)  DIVA Systems Corp.
               Series B, Sr. Discount Notes
               0.00%, 3/1/08                         N/R          3,895         97,375
         (1)  Diamond Cable
               Communications plc
               Yankee Sr. Discount Notes
               11.75%, 12/15/05                       Ca            794         75,430

---------------------------------------------------------------------------------------
                                                Moody's        Face
                                                Ratings       Amount          Value
                                              (unaudited)      (000)       (Note A-1)
              Frontiervision LP/Capital
               Series B, Sr. Discount Notes
               11.875%, 9/15/07                      N/R   $        500   $    282,500
              Insight Midwest/Insight
               Capital:
               Sr. Notes
               9.75%, 10/1/09                         B2            900        859,500
               10.50%, 11/1/10                        B2            500        488,750
              James Cable Partners L.P.
               Series B, Sr. Notes
               10.75%, 8/15/04                        Ca          1,800        918,000
              Jones Intercable, Inc.
               Sr. Notes
               7.625%, 4/15/08                      Baa3          1,150      1,217,536
              Lenfest Communications, Inc.:
               Sr. Notes
               8.375%, 11/1/05                      Baa3            500        541,572
               Sr. Sub. Notes
               10.50%, 6/15/06                       Ba1          1,250      1,401,730
              Mediacomm LLC/Capital Corp.:
               Series B, Sr. Notes
               8.50%, 4/15/08                         B2            271        245,255
               Sr. Notes
               7.875%, 2/15/11                        B2            850        714,000
         (1)  NTL, Inc.
               Series B, Sr. Notes
               10.00%, 2/15/07                        Ca          1,047        104,700
              Northland Cable Television
               Gtd.
               10.25%, 11/15/07                     Caa3            800        541,000
         (1)  Olympus Communications, L.P./
               Olympus Capital Corp.
               Series B, Sr. Notes
               10.625%, 11/15/06                     N/R          1,250        981,250
         (2)  Renaissance Media Group
               Sr. Discount Notes
               0.00%, 4/15/08                         B2            953        757,635
              Rogers Cablesystems Ltd.:
               Series B,
               Yankee Sr. Secured
               2nd Priority Notes
               10.00%, 3/15/05                      Baa3            250        258,750
               Yankee Gtd.
               10.00%, 12/1/07                      Baa3            700        717,500
              Rogers Communications, Inc.
               Yankee Sr. Notes
               8.875%, 7/15/07                       Ba1            200        192,000
                                                                          ------------
              GROUP TOTAL                                                   15,120,538
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
CAPITAL GOODS (1.2%)
              Amtrol, Inc.
               Sr. Sub. Notes
               10.625%, 12/31/06                    Caa3            600        294,000

    The accompanying notes are an integral part of the financial statements.

---------

DECEMBER 31, 2002

                                                Moody's        Face
                                                Ratings       Amount          Value
                                              (unaudited)      (000)       (Note A-1)
---------------------------------------------------------------------------------------
              Jordan Industries, Inc.
               Series B, Sr. Notes
               10.375%, 8/1/07                      Caa3   $      1,522   $    818,075
              Motors & Gears, Inc.
               Series D, Sr. Notes
               10.75%, 11/15/06                     Caa1          1,150        997,625
              Park-Ohio Industries, Inc.
               Sr. Sub. Notes
               9.25%, 12/1/07                       Caa1            500        327,500
                                                                          ------------
              GROUP TOTAL                                                    2,437,200
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
CHEMICALS (1.6%)
              Acetex Corp.
               Global Sr. Notes
               10.875%, 8/1/09                        B2            500        532,500
              Avecia Group plc
               Gtd.
               11.00%, 7/1/09                       Caa1            700        549,500
              Ferro Corp.
               Sr. Notes
               9.125%, 1/1/09                       Baa3            250        264,187
         (2)  Huntsman International
               Holdings LLC
               Sr. Discount Notes
               0.00%, 12/31/09                      Caa2            250         57,500
              Lyondell Chemical Co.
               Series B, Secured Notes
               9.875%, 5/1/07                        Ba3            750        723,750
         (4)  Millenium America, Inc.
               Sr. Notes
               9.25%, 6/15/08                        Ba1            500        523,750
              Mississippi Chemical Corp.
               Bonds
               7.25%, 11/15/17                      Caa2            800        108,000
              Terra Industries, Inc.
               Series B, Sr. Notes
               10.50%, 6/15/05                      Caa3            400        366,000
                                                                          ------------
              GROUP TOTAL                                                    3,125,187
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
COMPETITIVE LOCAL EXCHANGE CARRIER (0.9%)
              Madison River Capital/
               Finance
               Sr. Notes
               13.25%, 3/1/10                       Caa2            871        500,538
              Qwest Corp.
               Notes
               6.625%, 9/15/05                       Ba3            500        467,500
              RCN Corp.:
         (2)   Series B, Sr. Discount Notes
               0.00%, 2/15/08                         Ca            736        139,840
               Sr. Discount Notes
               11.125%, 10/15/07                      Ca            134         30,150
               Sr. Notes
               10.00%, 10/15/07                       Ca            400         90,000

---------------------------------------------------------------------------------------
                                                Moody's        Face
                                                Ratings       Amount          Value
                                              (unaudited)      (000)       (Note A-1)
              Time Warner Telecom, LLC
               Sr. Notes
               9.75%, 7/15/08                         B3   $        850   $    480,250
                                                                          ------------
              GROUP TOTAL                                                    1,708,278
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS/TOBACCO (2.8%)
              Buhrmann US, Inc.
               Gtd.
               12.25%, 11/1/09                        B3            500        467,500
         (1)  Diamond Brands Operating
               Gtd.
               10.125%, 4/15/08                       Ca          2,000         20,000
              General Binding Corp.
               Gtd. Sr. Sub. Notes
               9.375%, 6/1/08                       Caa1            500        397,500
              Hockey Co.
               Global Units
               11.25%, 4/15/09                        B2            150        153,750
              Holmes Products Corp.
               Gtd. Sr. Sub. Notes
               9.875%, 11/15/07                     Caa2          1,000        670,000
         (4)  PCA LLC/PCA Finance Corp.
               Sr. Notes
               11.875%, 8/1/09                        B3            500        510,000
              Packaged Ice, Inc.
               Gtd. Sr. Notes
               9.75%, 2/1/05                        Caa3            400        314,500
              Revlon Consumer
               Products Corp.
               Gtd.
               12.00%, 12/1/05                      Caa1            625        606,250
              Samsonite Corp.
               Sr. Sub. Notes
               10.75%, 6/15/08                      Caa2            400        326,000
              Scotts Co.
               Gtd.
               8.625%, 1/15/09                        B2            750        795,000
              Sealy Mattress Co.
               Gtd. Sr. Sub. Notes
               9.875%, 12/15/07                       B3            500        482,500
              Werner Holdings Co., Inc.
               Series A, Gtd.
               10.00%, 11/15/07                       B2            750        757,500
                                                                          ------------
              GROUP TOTAL                                                    5,500,500
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
CONTAINERS (2.1%)
              AEP Industries, Inc.
               Sr. Sub. Notes
               9.875%, 11/15/07                       B3            650        627,250
              BWAY Corp.
               Series B, Gtd.
               10.25%, 4/15/07                        B3            250        264,375
              Berry Plastics Corp.
               Gtd.
               10.75%, 7/15/12                        B3            600        642,000

    The accompanying notes are an integral part of the financial statements.

---------

DECEMBER 31, 2002

                                                Moody's        Face
                                                Ratings       Amount          Value
                                              (unaudited)      (000)       (Note A-1)
---------------------------------------------------------------------------------------
              Huntsman Packaging Corp.
               Gtd.
               13.00%, 6/1/10                       Caa1   $      1,000   $    922,500
              Owens-Illinois, Inc.
               Sr. Notes
               8.10%, 5/15/07                         B3            950        921,500
              Radnor Holdings, Inc.:
               Series B, Gtd.
               Sr. Notes
               10.00%, 12/1/03                        B2            650        555,750
               Sr. Notes
               10.00%, 12/1/03                        B2            100         85,500
                                                                          ------------
              GROUP TOTAL                                                    4,018,875
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
ENERGY (1.2%)
              Clark R&M, Inc.
               Sr. Notes
               8.625%, 8/15/08                       Ba3            350        336,000
         (4)  El Paso Energy Partners
               Sr. Sub. Notes
               10.625%, 12/1/12                       B1            150        154,125
              Frontier Oil Corp.:
               Series A, Sr. Notes
               9.125%, 2/15/06                        B2            200        192,500
               Sr. Notes
               11.75%, 11/15/09                       B2          1,050      1,086,750
              Giant Industries, Inc.
               Gtd.
               11.00%, 5/15/12                        B3            100         67,500
              Trico Marine Services, Inc.
               Gtd.
               8.875%, 5/15/12                        B2            500        465,000
                                                                          ------------
              GROUP TOTAL                                                    2,301,875
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
ENVIRONMENTAL SERVICES (0.3%)
              Allied Waste North
               America, Inc.
               Series B, Gtd.
               7.875%, 1/1/09                        Ba3            600        594,000
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
FINANCE (0.4%)
              Westfed Holdings:
               Sr. Debentures
      (1)(3)   15.50%, 9/15/99                       N/R          2,000        690,000
         (3)   Loan Obligation
               25.00%, 8/22/09                       N/R             40         40,000
                                                                          ------------
              GROUP TOTAL                                                      730,000
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
FOOD PROCESSORS/BEVERAGE/BOTTLING (2.6%)
              Archibald Candy Corp.
               Gtd.
               10.00%, 11/1/07                       N/R            368        367,647
              Aurora Foods, Inc.
               Series B, Sr. Sub. Notes
               9.875%, 2/15/07                      Caa3          1,150        575,000
              B&G Foods, Inc.
               Series D, Gtd.
               9.625%, 8/1/07                         B3            700        723,625

---------------------------------------------------------------------------------------
                                                Moody's        Face
                                                Ratings       Amount          Value
                                              (unaudited)      (000)       (Note A-1)
              Eagle Family Foods
               Series B, Gtd. Sr. Notes
               8.75%, 1/15/08                         B3   $        450   $    308,250
              Fleming Companies, Inc.:
               Gtd.
               9.875%, 5/1/12                         B3            900        526,500
               Sr. Notes
               9.25%, 6/15/10                         B2            750        592,500
              Land O' Lakes, Inc.
               Sr. Notes
               8.75%, 11/15/11                        B2            600        336,000
              Premier International
               Foods plc
               Yankee Sr. Notes
               12.00%, 9/1/09                         B3          1,400      1,505,000
              Roundy's, Inc.
               Series B, Gtd.
               8.875%, 6/15/12                        B2            200        197,000
                                                                          ------------
              GROUP TOTAL                                                    5,131,522
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
GAMING (8.7%)
              Ameristar Casinos, Inc.
               Gtd.
               10.75%, 2/15/09                        B3          1,050      1,155,000
              Argosy Gaming Co.:
               Gtd.
               10.75%, 6/1/09                         B2            250        276,250
               Sr. Sub. Notes
               9.00%, 9/1/11                          B2            500        531,875
              Aztar Corp.
               Sr. Sub. Notes
               8.875%, 5/15/07                       Ba3            750        768,750
              Boyd Gaming Corp.
               Gtd.
               9.25%, 8/1/09                         Ba3            600        655,500
         (4)  Chukchansi Economic
               Development
               Authority
               Sr. Notes
               14.50%, 6/15/09                       N/R            850        854,250
              Circus & Eldorado/Silver Leg
               First Mortgage Notes
               10.125%, 3/1/12                        B1            500        495,000
              Coast Hotels & Casinos, Inc.
               Gtd.
               9.50%, 4/1/09                          B2            700        752,500
              Hard Rock Hotel, Inc.
               Series B, Sr. Sub. Notes
               9.25%, 4/1/05                        Caa1          1,800      1,827,000
              Hollywood Park, Inc.
               Series B,
               Sr. Sub. Notes
               9.50%, 8/1/07                        Caa1             31         27,520
              Horseshoe Gaming Holdings
               Gtd.
               8.625%, 5/15/09                        B2          1,000      1,067,500
              Isle of Capri Casinos, Inc.
               Gtd.
               8.75%, 4/15/09                         B2            650        671,125

    The accompanying notes are an integral part of the financial statements.

---------

DECEMBER 31, 2002

                                                Moody's        Face
                                                Ratings       Amount          Value
                                              (unaudited)      (000)       (Note A-1)
---------------------------------------------------------------------------------------
              MGM Mirage, Inc.
               Gtd.
               9.75%, 6/1/07                         Ba2   $        200   $    222,000
              Majestic Investor Holdings
               Gtd.
               11.653%, 11/30/07                      B2            997        927,210
              Majestic Star Casino, LLC
               Series B, Gtd.
               10.875%, 7/1/06                        B2            750        768,750
              Mandalay Resort Group
               Sr. Sub. Notes
               9.25%, 12/1/05                        Ba3            300        315,000
              Mikohn Gaming Corp.
               Series B, Gtd.
               11.875%, 8/15/08                       B3          1,150        879,750
              Mohegan Tribal Gaming
               Authority
               Sr. Notes
               8.125%, 1/1/06                        Ba2            950      1,004,625
              Park Place
               Entertainment Corp.:
               Sr. Sub. Notes
               7.875%, 12/15/05                      Ba2            250        255,000
               9.375%, 2/15/07                       Ba2            500        535,000
              Penn National
               Gaming, Inc.
               Series B, Gtd.
               11.125%, 3/1/08                        B3          1,000      1,100,000
              Riviera Holdings Corp.
               Gtd.
               11.00%, 6/15/10                        B2            600        543,000
              Six Flags, Inc.
               Sr. Notes
               9.75%, 6/15/07                         B2            150        146,250
         (1)  Windsor Woodmont
               Black Hawk
               Series B,
               First Mortgage Notes
               13.00%, 3/15/05                       N/R          1,250        857,813
              Wynn Las Vegas LLC
               2nd Mortgage
               12.00%, 11/1/10                        B3            400        406,000
                                                                          ------------
              GROUP TOTAL                                                   17,042,668
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
HEALTHCARE FACILITIES/SUPPLIES (1.7%)
              Alaris Medical Systems, Inc.:
               Gtd.
               9.75%, 12/1/06                       Caa1            400        402,000
               Series B, Secured
               11.625%, 12/1/06                       B2            250        283,438
              Extendicare Health Services
               Gtd.
               9.35%, 12/15/07                        B3            600        501,000
              Fisher Scientific
               International, Inc.
               Sr. Sub. Notes
               8.125%, 5/1/12                         B3            300        312,000

---------------------------------------------------------------------------------------
                                                Moody's        Face
                                                Ratings       Amount          Value
                                              (unaudited)      (000)       (Note A-1)
              Healthsouth Corp.
               Global Notes
               7.625%, 6/1/12                        Ba3   $        400   $    332,000
              Hudson Respiratory Care, Inc.
               Sr. Sub. Notes
               9.125%, 4/15/08                        Ca            400        190,000
              Magellan Health
               Services, Inc.
               Sr. Sub. Notes
               9.00%, 2/15/08                         Ca            700        180,250
         (4)  Medquest, Inc.
               Sr. Sub. Notes
               11.875%, 8/15/12                       B3            500        490,000
              Radiologix, Inc.
               Series B, Gtd.
               10.50%, 12/15/08                       B2            400        314,000
              Triad Hospitals Holdings
               Series B, Gtd.
               11.00%, 5/15/09                        B2            200        222,000
              Unilab Finance Corp.
               Sr. Sub. Notes
               12.75%, 10/1/09                        B3             73         85,410
                                                                          ------------
              GROUP TOTAL                                                    3,312,098
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
HOME BUILDERS (0.7%)
         (4)  Tech Olympic USA, Inc.
               Sr. Notes
               9.00%, 7/1/10                         Ba3            500        487,500
              Toll Corp.
               Sr. Sub. Notes
               8.25%, 12/1/11                        Ba2            350        353,500
              WCI Communities, Inc.
               Gtd.
               10.625%, 2/15/11                      Ba3            500        485,000
                                                                          ------------
              GROUP TOTAL                                                    1,326,000
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
INDUSTRIAL (1.0%)
              Equinix, Inc.
               Sr. Notes
               13.00%, 12/1/07                       N/R            350         57,750
              GSI Group, Inc.
               Gtd.
               10.25%, 11/1/07                      Caa1            518        380,363
              International Utility
               Structures, Inc.:
               Sub. Notes
               13.00%, 2/1/08                        N/R            924        184,800
               Yankee Sr. Sub. Notes
               10.75%, 2/1/08                        N/R            800        432,000
              Wolverine Tube, Inc.
               Gtd.
               10.50%, 4/1/09                         B1            800        820,000
                                                                          ------------
              GROUP TOTAL                                                    1,874,913
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
LEISURE (3.2%)
              AMC Entertainment, Inc.:
               Sr. Sub. Notes
               9.50%, 3/15/09                       Caa3            250        248,750
               9.875%, 2/1/12                       Caa3            650        643,500

    The accompanying notes are an integral part of the financial statements.

---------

DECEMBER 31, 2002

                                                Moody's        Face
                                                Ratings       Amount          Value
                                              (unaudited)      (000)       (Note A-1)
---------------------------------------------------------------------------------------
              Autotote Corp.
               Series B, Gtd.
               12.50%, 8/15/10                        B2   $        691   $    780,830
              Bally Total Fitness
               Holdings Corp.
               Series D, Sr. Sub. Notes
               9.875%, 10/15/07                       B2            250        218,750
              Bluegreen Corp.
               Series B, Gtd.
               10.50%, 4/1/08                         B3          1,000        840,000
              Booth Creek Ski
               Holdings, Inc.
               Series B, Gtd.
               12.50%, 3/15/07                      Caa1          1,247      1,190,885
              Cinemark U.S.A., Inc.
               Series D, Sr. Sub. Notes
               9.625%, 8/1/08                       Caa2            450        446,625
              Imax Corp.
               Yankee Sr. Notes
               7.875%, 12/1/05                      Caa2            700        543,375
              Intrawest Corp.:
               Yankee Sr. Notes
               9.75%, 8/15/08                         B1            650        666,250
               10.50%, 2/1/10                         B1            250        263,750
              KSL Recreation Group, Inc.
               Series B, Sr. Sub. Notes
               10.25%, 5/1/07                         B2            430        440,750
                                                                          ------------
              GROUP TOTAL                                                    6,283,465
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
LODGING (1.1%)
              CapStar Hotel Co.
               Sr. Sub. Notes
               8.75%, 8/15/07                         B3            375        253,125
              Felcor Lodging L.P.
               Gtd.
               8.50%, 6/1/11                         Ba3            425        420,750
              HMH Properties
               Series B, Gtd.
               7.875%, 8/1/08                        Ba3            600        585,000
              Host Marriot LP
               Series I, Gtd.
               9.50%, 1/15/07                        Ba3            600        612,000
              John Q. Hammons Hotels
               Series B, First Mortgage
               Notes
               8.875%, 5/15/12                        B2            300        303,000
                                                                          ------------
              GROUP TOTAL                                                    2,173,875
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
METALS & MINING (1.3%)
              Earle M. Jorgensen Co.
               Secured
               9.75%, 6/1/12                          B2            400        409,000
              Haynes International, Inc.
               Sr. Notes
               11.625%, 9/1/04                      Caa2            450        265,500
              Metallurg, Inc.
               Series B, Gtd.
               11.00%, 12/1/07                      Caa2          1,171        842,760

---------------------------------------------------------------------------------------
                                                Moody's        Face
                                                Ratings       Amount          Value
                                              (unaudited)      (000)       (Note A-1)
         (4)  Oregon Steel Mills, Inc.
               First Mortgage Notes
               10.00%, 7/15/09                        B1   $        255   $    260,100
         (4)  Ormet Corp.
               Gtd.
               11.00%, 8/15/08                      Caa3            750        393,750
              WCI Steel, Inc.
               Series B, Sr. Notes
               10.00%, 12/1/04                      Caa2          1,175        317,250
                                                                          ------------
              GROUP TOTAL                                                    2,488,360
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
OIL EQUIPMENT (1.1%)
              Key Energy Services, Inc.
               Sr. Sub. Notes
               14.00%, 1/15/09                        B2          1,024      1,172,480
              Parker Drilling Co.
               Series B, Gtd.
               10.125%, 11/15/09                      B1            900        931,500
                                                                          ------------
              GROUP TOTAL                                                    2,103,980
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (3.7%)
              Ainsworth Lumber Co. Ltd.
               Yankee Sr. Secured Notes
               12.50%, 7/15/07                        B3          1,450      1,515,250
              Appleton Papers, Inc.
               Series B, Gtd.
               12.50%, 12/15/08                       B3            700        769,125
              Doman Industries Ltd.
               Yankee Gtd.
               12.00%, 7/1/04                       Caa2            300        277,875
              Fonda Group, Inc.
               Sr. Sub. Notes
               9.50%, 3/1/07                        Caa2          1,000        547,500
              Four M Corp.
               Series B, Sr. Notes
               12.00%, 6/1/06                         B3          1,000      1,040,000
         (4)  MDP Acquisitions Plc
               Sr. Notes
               9.625%, 10/1/12                       N/R            400        418,000
              Riverwood International Corp.
               Gtd. Sr. Notes
               10.875%, 4/1/08                      Caa1          1,150      1,161,500
              Stone Container Corp.
               Sr. Notes
               8.375%, 7/1/12                         B2            600        618,000
         (4)  Stone Container Finance Co.
               Yankee Gtd. Sr. Notes
               11.50%, 8/15/06                        B2            780        830,700
                                                                          ------------
              GROUP TOTAL                                                    7,177,950
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
PUBLISHING (1.1%)
         (4)  DEX Media East LLC/ Finance
               Sr. Sub. Notes
               12.125%, 11/15/12                      B3            350        389,375

    The accompanying notes are an integral part of the financial statements.

---------

DECEMBER 31, 2002

                                                Moody's        Face
                                                Ratings       Amount          Value
                                              (unaudited)      (000)       (Note A-1)
---------------------------------------------------------------------------------------
              Hollinger International
               Publishing
               Gtd.
               9.25%, 3/15/07                        N/R   $      1,100   $  1,153,625
         (2)  Liberty Group
               Publishing, Inc.
               Sr. Discount Debentures
               0.00%, 2/1/09                        Caa2            900        500,625
         (1)  Premier Graphics, Inc.
               Gtd.
               11.50%, 12/1/05                       N/R          2,000         72,500
                                                                          ------------
              GROUP TOTAL                                                    2,116,125
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
RESTAURANTS (2.0%)
              Advantica Restaurant
               Group, Inc.
               Sr. Notes
               11.25%, 1/15/08                      Caa2            500        382,500
              American Restaurant
               Group, Inc.
               Series D, Gtd.
               11.50%, 11/1/06                        B3          1,275      1,026,375
         (4)  Buffets, Inc.
               Sr. Sub. Notes
               11.25%, 7/15/10                        B3            500        475,000
              CKE Restaurants, Inc.
               Gtd.
               9.125%, 5/1/09                       Caa1            350        309,750
              Carrols Corp.
               Gtd.
               9.50%, 12/1/08                         B3            150        131,250
              Friendly Ice Cream Corp.
               Gtd. Sr. Notes
               10.50%, 12/1/07                        B3          1,050      1,042,125
              Romacorp, Inc.
               Sr. Notes
               12.00%, 7/1/06                         B3          1,000        531,250
                                                                          ------------
              GROUP TOTAL                                                    3,898,250
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
RETAIL - FOOD & DRUG (1.8%)
         (1)  Dairy Mart Convenience
               Stores, Inc.
               Sr. Sub. Notes
               10.25%, 3/15/04                       N/R            726        137,940
         (4)  Herbalife International, Inc.
               Sr. Sub. Notes
               11.75%, 7/15/10                        B3            500        501,875
              Mrs. Fields Holding Co.
               Sr. Discount Notes
               14.00%, 12/1/05                        Ca          2,026        151,950
              Mrs. Fields Original
               Cookies, Inc.
               Series B, Gtd.
               10.125%, 12/1/04                     Caa1          1,000        563,750
              PETCO Animal Supplies, Inc.
               Sr. Sub. Notes
               10.75%, 11/1/11                        B2            400        442,500
              Pantry, Inc.
               Gtd. Sr. Sub. Notes
               10.25%, 10/15/07                       B3            750        676,875

---------------------------------------------------------------------------------------
                                                Moody's        Face
                                                Ratings       Amount          Value
                                              (unaudited)      (000)       (Note A-1)
              Stater Brothers Holdings, Inc.
               Sr. Notes
               10.75%, 8/15/06                        B2   $        750   $    765,000
         (4)  Swift & Co.
               Sr. Notes
               10.125%, 10/1/09                       B1            250        237,500
                                                                          ------------
              GROUP TOTAL                                                    3,477,390
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
RETAIL STORES (3.3%)
         (2)  Advance Holdings Corp.
               Series B, Debentures
               0.00%, 4/15/09                       Caa1          1,850      1,907,813
              Advance Stores Co.
               Gtd. Sr. Sub. Notes
               10.25%, 4/15/08                        B3          1,250      1,331,250
              Finlay Fine Jewelry Corp.
               Gtd. Sr. Notes
               8.375%, 5/1/08                         B1            600        567,000
         (1)  Flooring America, Inc.
               Series B, Gtd.
               9.25%, 10/15/07                       N/R            703             70
              Jostens, Inc.
               Sr. Sub. Notes
               12.75%, 5/1/10                         B3            900      1,026,000
              Michaels Stores, Inc.
               Sr. Notes
               9.25%, 7/1/09                         Ba1            500        530,000
              NBTY, Inc.
               Series B,
               Sr. Sub. Notes
               8.625%, 9/15/07                        B1            400        408,000
              PEP Boys-Manny Moe & Jack
               Notes
               7.00%, 6/1/05                          B2            750        725,625
                                                                          ------------
              GROUP TOTAL                                                    6,495,758
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
SATELLITE (2.0%)
              EchoStar DBS Communications
               Corp.
               Sr. Notes
               9.375%, 2/1/09                         B1          1,000      1,062,500
              Echostar DBS Corp.
               Sr. Notes
               9.125%, 1/15/09                        B1            400        423,000
              Loral Cyberstar, Inc.
               Gtd.
               10.00%, 7/15/06                      Caa1            637        238,875
         (4)  PanAmSat Corp.
               Sr. Notes
               8.50%, 2/1/12                         Ba3            500        480,000
              Pegasus Communications
               Corp.
               Series B, Sr. Notes
               12.50%, 8/1/07                         Ca          1,000        535,000
              Pegasus Media &
               Communications, Inc.
               Series B, Notes
               12.50%, 7/1/05                       Caa3            600        522,000

    The accompanying notes are an integral part of the financial statements.

---------

DECEMBER 31, 2002

                                                Moody's        Face
                                                Ratings       Amount          Value
                                              (unaudited)      (000)       (Note A-1)
---------------------------------------------------------------------------------------
         (2)  Pegasus Satellite
               Sr. Discount Notes
               0.00%, 3/1/07                           C   $        250   $     76,250
              Star Choice
               Communications, Inc.
               Yankee Sr. Notes
               13.00%, 12/15/05                       B3            700        665,000
                                                                          ------------
              GROUP TOTAL                                                    4,002,625
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
SECONDARY OIL & GAS PRODUCERS (4.8%)
              Abraxas Petroleum Corp.
               Series A, Gtd. Sr. Sub. Notes
               11.50%, 11/1/04                       N/R          1,454        676,110
              Chesapeake Energy Corp.
               Gtd.
               8.125%, 4/1/11                         B1          1,250      1,293,750
              Continental Resources, Inc.
               Gtd. Sr. Notes
               10.25%, 8/1/08                       Caa1          1,025        917,375
              Forest Oil Corp.
               Sr. Notes
               8.00%, 6/15/08                        Ba3          1,000      1,060,000
              Mariner Energy, Inc.
               Series B, Sr. Sub. Notes
               10.50%, 8/1/06                       Caa2            600        585,000
              Mission Resources
               Corp.
               Series C, Gtd.
               10.875%, 4/1/07                      Caa1          1,000        605,000
              Ocean Energy, Inc.
               Series B, Gtd.
               8.375%, 7/1/08                        Ba1            150        158,625
         (4)  Plains E&P Co.
               Sr. Sub. Notes
               8.75%, 7/1/12                          B2            300        313,500
              Pogo Producing Co.:
               Series B, Sr. Sub. Notes
               10.375%, 2/15/09                      Ba3            250        272,188
               8.25%, 4/15/11                        Ba3            550        583,000
              Southwest Royalties, Inc.
               Gtd.
               10.50%, 6/30/04                       N/R          1,115      1,103,850
              Triton Energy Ltd.
               Yankee Sr. Notes
               8.875%, 10/1/07                       N/R            200        224,000
              Vintage Petroleum, Inc.
               Sr. Sub. Notes
               7.875%, 5/15/11                        B1            700        686,000
              Williams Companies, Inc.
               Global Notes
               9.25%, 3/15/04                       Caa1            350        280,000
              Wiser Oil Co.
               Gtd. Sr. Sub. Notes
               9.50%, 5/15/07                       Caa3            750        566,250
                                                                          ------------
              GROUP TOTAL                                                    9,324,648
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------

---------------------------------------------------------------------------------------
                                                Moody's        Face
                                                Ratings       Amount          Value
                                              (unaudited)      (000)       (Note A-1)
SERVICES (2.5%)
              APCOA, Inc.
               Gtd. Sr. Notes
               9.25%, 3/15/08                       Caa3   $        477   $    145,485
         (4)  Brand Services, Inc.
               Sr. Sub. Notes
               12.00%, 10/15/12                       B3            500        527,500
              Diamond Triumph Auto
               Gtd.
               9.25%, 4/1/08                          B3            500        378,125
         (4)  Iesi Corp.
               Sr. Sub. Notes
               10.25%, 6/15/12                        B3            500        485,000
              Integrated Electrical
               Services, Inc.
               Gtd.
               9.375%, 2/1/09                         B2            625        578,125
              Iron Mountain, Inc.
               Gtd.
               8.625%, 4/1/13                         B2            600        630,000
              La Petite Academy, Inc.
               Gtd.
               10.00%, 5/15/08                        Ca          1,250        654,688
              Muzak LLC/Muzak Finance
               Gtd.
               9.875%, 3/15/09                      Caa1            650        533,000
              Salton, Inc.
               Sr. Sub. Notes
               12.25%, 4/15/08                        B2            400        396,500
              United Rentals, Inc.
               Sr. Sub. Notes
               9.25%, 1/15/09                         B2            750        616,875
                                                                          ------------
              GROUP TOTAL                                                    4,945,298
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
TECHNOLOGY (1.3%)
              Ampex Corp.
               Secured
               12.00%, 8/15/08                       N/R          1,476        221,408
         (4)  Sanmina-SCI Corp.
               Secured
               10.375%, 1/15/10                      Ba2          2,000      2,030,000
              Unisys Corp.
               Sr. Notes
               7.875%, 4/1/08                        Ba1            250        256,250
                                                                          ------------
              GROUP TOTAL                                                    2,507,658
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
TEXTILE/APPAREL/SHOE MANUFACTURING (2.0%)
              Levi Strauss & Co.
               Notes
               7.00%, 11/1/06                       Caa1          1,250      1,093,750
              Phillips-Van Heusen Corp.
               Sr. Sub. Notes
               9.50%, 5/1/08                         Ba3            800        806,000
              Simmons Co.
               Series B, Sr. Sub. Notes
               10.25%, 3/15/09                        B2            650        692,250
              Tropical Sportswear
               International Corp.
               Series A, Gtd.
               11.00%, 6/15/08                        B3            700        710,500

    The accompanying notes are an integral part of the financial statements.

---------

DECEMBER 31, 2002

                                                Moody's        Face
                                                Ratings       Amount          Value
                                              (unaudited)      (000)       (Note A-1)
---------------------------------------------------------------------------------------
              USI American
               Holdings, Inc.
               Series B, Gtd.
               7.25%, 12/1/06                         B3   $        264   $    220,440
              Westpoint Stevens, Inc.
               Sr. Notes
               7.875%, 6/15/05                        Ca          1,000        315,000
                                                                          ------------
              GROUP TOTAL                                                    3,837,940
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
TRANSPORTATION (0.4%)
              Cenargo International plc
               Yankee Gtd.
               9.75%, 6/15/08                       Caa1            100         22,000
              Sea Containers Ltd.
               Yankee Sr. Notes
               10.75%, 10/15/06                       B1            700        563,500
              Ultrapetrol (Bahamas) Ltd.
               First Mortgage Notes
               10.50%, 4/1/08                         B1            150        119,250
                                                                          ------------
              GROUP TOTAL                                                      704,750
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
UTILITIES (0.9%)
              AES Corp.
               Sr. Notes
               9.50%, 6/1/09                          B3            250        154,375
              CMS Energy Corp.:
               Series B, Sr. Notes
               6.75%, 1/15/04                         B3            150        139,539
               Sr. Notes
               7.50%, 1/15/09                         B3            600        510,704
              Calpine Canada
               Energy Finance
               Gtd.
               8.50%, 5/1/08                          B1            250        110,000
              Calpine Corp.
               Sr. Notes
               7.75%, 4/15/09                         B1            700        297,500
              Cogentrix Energy, Inc.
               Series B, Gtd.
               8.75%, 10/15/08                        B1          1,000        466,284
                                                                          ------------
              GROUP TOTAL                                                    1,678,402
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
WIRELESS (4.7%)
         (2)  Alamosa PCS Holdings, Inc.
               Gtd.
               0.00%, 2/15/10                       Caa3            800        148,000
              American Cellular Corp.
               Gtd.
               9.50%, 10/15/09                      Caa3            850        165,750
         (2)  iPCS, Inc.
               Sr. Discount Notes
               0.00%, 7/15/10                         Ca            250         11,250
              IWO Holdings, Inc.
               Gtd.
               14.00%, 1/15/11                        Ca            450         78,750

---------------------------------------------------------------------------------------
                                                Moody's        Face
                                                Ratings       Amount          Value
                                              (unaudited)      (000)       (Note A-1)
              Millicom International
               Cellular
               Yankee Sr. Discount Notes
               13.50%, 6/1/06                       Caa3   $      1,150   $    569,250
         (2)  Nextel Communications, Inc.
               Sr. Discount Notes
               0.00%, 2/15/08                         B3          2,580      2,373,600
              Nextel Partners, Inc.:
         (2)   Sr. Discount Notes
               0.00%, 2/1/09                        Caa1          1,250        943,750
               Sr. Notes
               11.00%, 3/15/10                      Caa1            400        342,000
              PTC International
               Finance B.V.
               Yankee Gtd.
               10.75%, 7/1/07                         B1            175        182,437
              PTC International
               Finance II SA
               Yankee Gtd.
               11.25%, 12/1/09                        B1            750        798,750
              Rogers Cantel, Inc.
               Yankee Sr. Secured
               Debentures
               9.375%, 6/1/08                        Ba3            350        330,750
              Rural Cellular Corp.
               Sr. Sub. Notes
               9.75%, 1/15/10                       Caa1          1,550        937,750
         (2)  Tritel PCS, Inc.
               Sr. Discount Notes
               0.00%, 5/15/09                       Baa2            325        303,875
         (2)  Triton PCS, Inc.
               Gtd.
               0.00%, 5/1/08                          B3          1,100        921,250
         (2)  US Unwired, Inc.
               Series B, Gtd.
               0.00%, 11/1/09                       Caa2          1,100         71,500
              VoiceStream Wireless
               Sr. Notes
               10.375%, 11/1/09                     Baa2            519        547,545
              Western Wireless Corp.
               Sr. Sub. Notes
               10.50%, 2/1/07                       Caa2            600        471,000
                                                                          ------------
              GROUP TOTAL                                                    9,197,207
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $187,680,008)                                                      150,165,624
                                                                          ------------
---------------------------------------------------------------------------------------

                                                               Shares/
                                                                Units
---------------------------------------------------------------------------------------
-----------------
COMMON STOCKS (1.1%)
---------------------------------------------------------------------------------------
-----------------
BROADCAST/OUTDOOR (0.5%)
      (4)(5)  Spanish Broadcasting
               System, Inc.
               Class A                                          142,800      1,026,732
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
CAPITAL GOODS (0.0%)
         (5)  Terex Corp.                                         5,043         56,179
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------

    The accompanying notes are an integral part of the financial statements.

---------

DECEMBER 31, 2002

                                                               Shares/        Value
                                                                Units      (Note A-1)
---------------------------------------------------------------------------------------
CONTAINERS (0.1%)
      (3)(5)  Indesco International, Inc.                        20,689   $     98,273
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
FINANCE (0.0%)
      (5)(6)  Westfed Holdings, Inc.
               Class B (acquired 9/20/88, cost $127)             16,893              0
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
FOOD PROCESSORS/BEVERAGE/BOTTLING (0.0%)
      (4)(5)  Specialty Foods Corp.                              52,500            525
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
INDUSTRIAL (0.1%)
      (3)(5)  Doskocil Manufacturing Co.                         36,000        126,000
      (3)(5)  First Wave Marine, Inc.                             2,105         52,625
                                                                          ------------
              GROUP TOTAL                                                      178,625
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
LODGING (0.0%)
         (5)  Motels of America, Inc.                               750          3,000
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
METALS & MINING (0.0%)
         (5)  Sheffield Steel Corp.                               8,750             88
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
RETAIL - FOOD & DRUG (0.1%)
         (5)  Archibald Candy Corp.                               2,030        172,550
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
RETAIL STORES (0.0%)
      (3)(5)  Safelite Glass Corp.
               Class B                                           18,064            903
      (3)(5)  Safelite Realty Corp.                               1,219             12
                                                                          ------------
              GROUP TOTAL                                                          915
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
SECONDARY OIL & GAS PRODUCERS (0.1%)
      (3)(5)  Southwest Royalties, Inc.
               Class A                                           16,736        253,210
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
SERVICES (0.1%)
      (4)(5)  Mail-Well, Inc.                                    31,958         79,895
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
TEXTILE/APPAREL/SHOE MANUFACTURING (0.1%)
      (3)(5)  HCI Direct, Inc.
               Class A                                           18,578        104,037
         (5)  Safety Components International, Inc.              26,759        153,864
                                                                          ------------
              GROUP TOTAL                                                      257,901
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
WIRELESS (0.0%)
      (4)(5)  OpTel, Inc.                                           750              8
                                                                          ------------
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost $3,429,422)                                                          2,127,901
                                                                          ------------
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
                                                               Shares/        Value
                                                                Units      (Note A-1)
---------------------------------------------------------------------------------------

PREFERRED STOCKS (0.1%)
---------------------------------------------------------------------------------------
-----------------
CABLE (0.0%)
         (5)  Adelphia Communications
               Corp.
               13% Cum. Exchangeable
               Series B                                           7,500   $      5,625
         (5)  DIVA Systems Corp.
               Series D                                          56,913            569
      (5)(7)  NTL, Inc.
               13% Exchangeable, Series B                             1              1
                                                                          ------------
              GROUP TOTAL                                                        6,195
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
FINANCE (0.0%)
   (3)(5)(6)  Westfed Holdings, Inc.
               Class A (acquired 9/20/88-6/18/93, cost
               $1,203,480)                                       57,005         57,005
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
RESTAURANTS (0.0%)
      (5)(7)  AmeriKing, Inc.
               13% Cum. Exchangeable                             40,375            404
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
SATELLITE (0.0%)
      (5)(7)  Earthwatch, Inc.
               8.50% Series C                                    65,447         65,447
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
WIRELESS (0.1%)
      (5)(7)  Rural Cellular Corp.
               11.375% Sr. Exchangeable                             404        102,010
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
TOTAL PREFERRED STOCKS
  (Cost $7,174,976)                                                            231,061
                                                                          ------------
---------------------------------------------------------------------------------------
-----------------
RIGHTS (0.0%)
---------------------------------------------------------------------------------------
              United Mexican States:
               Series B
               expiring 6/30/04                                   1,015          3,806
               Series C
               expiring 6/30/05                                   1,015            558
               Series D
               expiring 6/30/06                                   1,015            558
               Series E
               expiring 6/30/07                                   1,015            558
---------------------------------------------------------------------------------------
-----------------
TOTAL RIGHTS
  (Cost $0)                                                                      5,480
                                                                          ------------

                                                               Shares/        Value
                                                                Units      (Note A-1)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
-----------------
WARRANTS (0.1%)
---------------------------------------------------------------------------------------
         (5)  Arcadia Financial Ltd.
               expiring 3/15/07                                     475              5

    The accompanying notes are an integral part of the financial statements.

---------

DECEMBER 31, 2002

                                                Shares/        Value
                                                 Units       (Note A-1)
------------------------------------------------------------------------
    (5)  Australis Media Ltd.
          expiring 5/15/03                            225   $          2
    (5)  Carrier1 International S.A.
          expiring 2/19/09                            300              3
    (5)  Crown Packaging
          Holdings Ltd.
          expiring 11/1/03                          3,000             30
    (5)  DIVA Systems Corp.:
          expiring 5/15/06                          2,315             23
          expiring 3/1/08                          11,655            117
    (5)  Dayton Superior Corp.
          expiring 6/15/09                          1,250            750
    (5)  Decrane Aircraft Holdings
          expiring 9/30/08                            800              8
    (5)  Key Energy Services
          expiring 1/15/09                          1,500        105,000
    (5)  Loral Space & Communications
          expiring 12/27/06                         6,290            629
    (5)  Mikohn Gaming Corp.
          expiring 8/15/08                          3,000             15
    (5)  Pegasus Communications Corp.
          expiring 1/1/07                             250              3
    (5)  Pliant Corp.
          expiring 6/1/10                             747            747
 (3)(5)  Safelite Glass Corp.:
          Class A
          expiring 9/29/06                         44,271            443
          Class B
          expiring 9/29/07                         29,514            295
    (5)  Star Choice Communications, Inc.
          expiring 12/5/05                         16,212         41,072
    (5)  USN Communications, Inc.
          expiring 8/15/04                         10,650            107
    (5)  Windsor Woodmont
          Black Hawk
          expiring 3/15/10                            100              0
------------------------------------------------------------------------
-----------------
TOTAL WARRANTS
  (Cost $90,716)                                                 149,249
                                                            ------------
------------------------------------------------------------------------
-----------------
TOTAL DOMESTIC SECURITIES
  (Cost $198,375,122)                                        152,679,315
                                                            ------------
------------------------------------------------------------------------

                                    Moody's        Face
                                    Ratings       Amount
                                  (unaudited)      (000)
--------------------------------------------------------------------------
FOREIGN SECURITIES (15.7%)
--------------------------------------------------------------------------
-----------------
CORPORATE OBLIGATIONS (1.9%)
--------------------------------------------------------------------------
-----------------
MALAYSIA (1.2%)
   (4)  Petronas Capital Ltd.:
         Gtd.
         7.00%, 5/22/12              Baa1        USD    $50         54,562
         7.875%, 5/22/22             Baa1        USD  1,000      1,077,716
   (4)  Tenaga Nasional Berhad
         Debentures
         7.50%, 11/1/25              Baa3        USD  1,375      1,321,232
                                                              ------------
        GROUP TOTAL                                              2,453,510
                                                              ------------
--------------------------------------------------------------------------
-----------------
SOUTH KOREA (0.7%)
        Chohung Bank
         Series REGS, Sub. Notes
         11.50%, 4/1/10              Baa3        USD    410        471,976
                                    Moody's        Face
                                    Ratings       Amount         Value
                                  (unaudited)      (000)       (Note A-1)
--------------------------------------------------------------------------
        Export-Import Bank of
         Korea
         Global Sr. Unsub. Notes
         6.375%, 2/15/06               A3        USD    $20   $     21,846
        Hanvit Bank:
         Series REGS, Sub. Notes
         11.75%, 3/1/10              Baa3        USD    125        143,531
   (4)   Sub. Notes
         11.75%, 3/1/10              Baa3        USD    280        320,241
        Korea Exchange Bank
         Series REGS,
         Subordinated
         13.75%, 6/30/10             Baa3        USD    295        351,672
                                                              ------------
        GROUP TOTAL                                              1,309,266
                                                              ------------
--------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $3,587,768)                                              3,762,776
                                                              ------------
--------------------------------------------------------------------------
--------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS (13.8%)
--------------------------------------------------------------------------
-----------------
ARGENTINA (0.0%)
   (8)  Bocon PRO1
         Bonds
         1.38%, 4/1/07                 Ca        ARP    152          3,229
                                                              ------------
--------------------------------------------------------------------------
-----------------
BELIZE (0.4%)
        Government of Belize
         Global Bonds
         9.50%, 8/15/12               Ba2        USD   $795        814,434
                                                              ------------
--------------------------------------------------------------------------
-----------------
CHINA (0.9%)
        People's Republic of
         China
         Global Bonds
         7.30%, 12/15/08               A3        USD  1,405      1,661,029
                                                              ------------
--------------------------------------------------------------------------
-----------------
COLOMBIA (1.5%)
        Republic of Colombia:
         Global Bonds
         11.75%, 2/25/20              Ba2        USD    360        386,100
         Global Notes
         10.00%, 1/23/12              Ba2        USD  1,270      1,285,875
         Unsubordinated
         7.625%, 2/15/07              Ba2        USD  1,050      1,018,500
         8.375%, 2/15/27              Ba2        USD    310        239,475
                                                              ------------
        GROUP TOTAL                                              2,929,950
                                                              ------------
--------------------------------------------------------------------------
-----------------
DOMINICAN REPUBLIC (0.6%)
        Dominican Republic:
   (4)   Bonds
         9.50%, 9/27/06               Ba2        USD    450        478,125
         Series REGS,
         Unsubordinated
         9.50%, 9/27/06               Ba2        USD    545        590,651
                                                              ------------
        GROUP TOTAL                                              1,068,776
                                                              ------------
--------------------------------------------------------------------------
-----------------
MEXICO (0.5%)
        United Mexican States
         Series XW, Bonds
         10.375%, 2/17/09            Baa2        USD    830      1,024,220
                                                              ------------
--------------------------------------------------------------------------
-----------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS (CONCLUDED)

---------

DECEMBER 31, 2002

                                    Moody's        Face
                                    Ratings       Amount         Value
                                  (unaudited)      (000)       (Note A-1)
--------------------------------------------------------------------------
MOROCCO (0.2%)
   (8)  Kingdom of Morocco
         Series A,
         Foreign Government Gtd.
         2.5625%, 1/2/09              Ba1        USD   $480   $    440,400
                                                              ------------
--------------------------------------------------------------------------
-----------------
PANAMA (0.5%)
        Republic of Panama:
         Bonds
         2.75%, 7/17/16               Ba1        USD    412        332,118
         Global Notes
         8.25%, 4/22/08               Ba1        USD    600        624,000
                                                              ------------
        GROUP TOTAL                                                956,118
                                                              ------------
--------------------------------------------------------------------------
-----------------
PERU (0.4%)
        Republic of Peru
         Global Notes
         9.125%, 1/15/08              Ba3        USD    755        764,438
                                                              ------------
--------------------------------------------------------------------------
-----------------
PHILIPPINES (1.1%)
        Republic of Philippines:
         Global Bonds
         8.875%, 4/15/08              Ba1        USD    735        766,238
         Global Notes
         9.00%, 2/15/13               Ba1        USD  1,395      1,403,719
                                                              ------------
        GROUP TOTAL                                              2,169,957
                                                              ------------
--------------------------------------------------------------------------
-----------------
POLAND (0.9%)
        Republic of Poland
         Series PDIB, Bonds
         6.00%, 10/27/14               A2        USD  1,811      1,842,926
                                                              ------------
--------------------------------------------------------------------------
-----------------
RUSSIA (4.5%)
        Ministry Finance of
         Russia:
         Series V, Debentures
         3.00%, 5/14/08                B1        USD  3,475      2,751,606
         Series VI, Debentures
         3.00%, 5/14/06               Ba3        USD  1,370      1,212,576
         Series VII, Debentures
         3.00%, 5/14/11               Ba3        USD  1,070        740,799
        Russian Federation:
         Series REGS,
         Unsubordinated
         5.00%, 3/31/30               Ba3        USD  4,040      3,201,700
   (4)   Unsubordinated
         11.00%, 7/24/18              Ba2               785        942,000
                                                              ------------
        GROUP TOTAL                                              8,848,681
                                                              ------------
--------------------------------------------------------------------------
-----------------
SOUTH AFRICA (0.7%)
        Republic of South Africa
         Notes
         7.375%, 4/25/12             Baa2        USD  1,305      1,415,925
                                                              ------------
--------------------------------------------------------------------------
-----------------
SOUTH KOREA (0.2%)
        Republic of Korea
         Unsubordinated
         8.875%, 4/15/08               A3        USD    260        323,388
                                                              ------------
--------------------------------------------------------------------------
-----------------
                                    Moody's        Face
                                    Ratings       Amount         Value
                                  (unaudited)      (000)       (Note A-1)
--------------------------------------------------------------------------
TURKEY (0.6%)
        Republic of Turkey:
         Global Notes
         10.50%, 1/13/08               B1        USD   $750   $    778,125
         Sr. Unsub. Notes
         11.875%, 1/15/30              B1        USD    455        478,888
                                                              ------------
        GROUP TOTAL                                              1,257,013
                                                              ------------
--------------------------------------------------------------------------
-----------------
UKRAINE (0.7%)
        Ukraine Government
         Series REGS, Sr. Notes
         11.00%, 3/15/07               B2        USD  1,336      1,384,665
                                                              ------------
--------------------------------------------------------------------------
-----------------
URUGUAY (0.1%)
        Republic of Uruguay
         Global Notes
         7.625%, 1/20/12               B3        USD    180         90,450
                                                              ------------
--------------------------------------------------------------------------
-----------------
TOTAL GOVERNMENT OBLIGATIONS
  (Cost $25,187,648)                                            26,995,599
                                                              ------------
--------------------------------------------------------------------------
-----------------
TOTAL FOREIGN SECURITIES
  (Cost $28,775,416)                                            30,758,375
                                                              ------------
--------------------------------------------------------------------------
-----------------
TIME DEPOSITS (3.1%)
        Bank One (Cayman
         Islands)
         0.35%, 1/2/03
         (Cost $5,981,000)                                       5,981,000
                                                              ------------
--------------------------------------------------------------------------
-----------------
TOTAL INVESTMENTS (97.1%)
  (Cost $233,131,538)                                          189,418,690
                                                              ------------
--------------------------------------------------------------------------
-----------------
OTHER ASSETS IN EXCESS OF LIABILITIES (2.9%)
                                                                 5,669,923
                                                              ------------
--------------------------------------------------------------------------
-----------------
NET ASSETS (100%)
        Applicable to 49,895,588 issued and outstanding
         $.001 par value shares (authorized 100,000,000
         shares)                                              $195,088,613
                                                              ============
==========================================================================

N/R--Not Rated
ARP--Argentine Peso
(1)  Defaulted security.
(2) Step Bond--Coupon rate is low or zero for an initial period and then increases to a higher coupon rate thereafter. Maturity date disclosed is the ultimate maturity.
(3) Not readily marketable security; security is valued at fair value as determined in good faith by the Board of Directors.
(4) 144A Security. Certain conditions for public sale may exist. Total market value of 144A securities owned at December 31, 2002 was 15,662,961 or 8.03% of net assets.
(5)  Non-income producing security.
(6) Restricted as to private and public resale. Total cost of restricted securities at December 31, 2002 aggregated 1,203,607. Total market value of restricted securities owned at December 31, 2002 was 57,005 or 0.03% of net assets.
(7)  Payment-in-kind preferred stocks. Market value includes accrued dividend.
(8) Floating Rate -- The interest rate changes on these instruments based upon a designated base rate. The rates shown are those in effect at December 31, 2002.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
                                                                                   December 31, 2002
----------------------------------------------------------------------------------------------------
ASSETS:
    Investments at Value
      (Cost $233,131,538) (Note A-1)............................................        $189,418,690
    Receivables:
      Receivables for Investments Sold..........................................           1,837,472
      Dividend and Interest Receivable (Note A-4)...............................           4,746,731
    Other Assets................................................................              17,655
----------------------------------------------------------------------------------------------------
        Total Assets............................................................         196,020,548
----------------------------------------------------------------------------------------------------
LIABILITIES:
      Investments Purchased.....................................................             489,254
      Unrealized Depreciation on Forward Foreign Currency Contracts
       (Note A-8)...............................................................              29,872
      Investment Advisory Fees (Note B).........................................             243,744
      Shareholders' Reports.....................................................              80,867
      Audit Fees................................................................              28,500
      Custodian Fees............................................................              17,663
      Administrative Fees (Note C)..............................................              16,986
      Shareholders' Servicing Fees..............................................              14,944
      Legal Fees................................................................               8,645
      Directors' Fees...........................................................                 161
      Other Liabilities.........................................................               1,299
----------------------------------------------------------------------------------------------------
        Total Liabilities.......................................................             931,935
----------------------------------------------------------------------------------------------------
NET ASSETS......................................................................        $195,088,613
                                                                                   =================
NET ASSETS CONSIST OF:
    Capital Shares at $.001 Par Value...........................................         $    49,896
    Capital Paid in Excess of Par Value.........................................         394,632,167
    Distributions in Excess of Net Investment Income............................          (3,967,559)
    Accumulated Net Realized Loss on Investments................................        (151,931,772)
    Unrealized Depreciation on Investments and Foreign Currency Translations....         (43,694,119)
----------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO 49,895,588 ISSUED AND OUTSTANDING SHARES (AUTHORIZED
  100,000,000 SHARES)...........................................................        $195,088,613
                                                                                   =================
NET ASSET VALUE PER SHARE.......................................................         $      3.91
====================================================================================================

STATEMENT OF OPERATIONS
                                                                                          Year Ended
                                                                                   December 31, 2002
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest (Net of foreign taxes withheld of $21,785) (Note A-4)..............        $ 22,592,903
    Dividends (Note A-4)........................................................             233,074
----------------------------------------------------------------------------------------------------
      Total Income..............................................................          22,825,977
----------------------------------------------------------------------------------------------------
EXPENSES:
    Investment Advisory Fees (Note B)...........................................           1,065,198
    Shareholders' Reports.......................................................             124,471
    Custodian Fees..............................................................             112,219
    Administrative Fees (Note C)................................................             101,172
    Shareholders' Servicing Fees................................................              78,118
    NYSE Fees...................................................................              54,739
    Directors' Fees and Expenses................................................              52,103
    Audit Fees..................................................................              43,400
    Legal Fees..................................................................              24,040
    Miscellaneous...............................................................              18,694
----------------------------------------------------------------------------------------------------
      Total Expenses............................................................           1,674,154
----------------------------------------------------------------------------------------------------
        Net Investment Income...................................................          21,151,823
----------------------------------------------------------------------------------------------------
REALIZED LOSS:
    Investments and Foreign Currency............................................         (56,383,678)
    Futures Contracts...........................................................             (67,309)
----------------------------------------------------------------------------------------------------
      Total Realized Loss.......................................................         (56,450,987)
----------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION):
    Investments and Foreign Currency............................................          28,618,667
    Futures Contracts...........................................................              43,609
----------------------------------------------------------------------------------------------------
      Total Net Change in Unrealized Appreciation/(Depreciation)................          28,662,276
----------------------------------------------------------------------------------------------------
Net Realized Loss and Change in Unrealized Appreciation/(Depreciation)..........         (27,788,711)
----------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS............................        $ (6,636,888)
====================================================================================================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
                                                                                       Year Ended December 31,
                                                                                  -----------------------------------
                                                                                        2002              2001
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net Investment Income.......................................................      $ 21,151,823       $ 27,221,355
    Net Realized Loss on Investments and Futures Contracts......................       (56,450,987)       (59,992,925)
    Change in Unrealized Appreciation/(Depreciation) of Investments, Foreign
     Currency Translations and Futures Contracts................................        28,662,276         19,592,188
---------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS............................        (6,636,888)       (13,179,382)
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
    Net Investment Income.......................................................       (30,897,405)       (31,368,657)
    Return of Capital...........................................................        (4,029,507)                --
---------------------------------------------------------------------------------------------------------------------
      Total Distributions.......................................................       (34,926,912)       (31,368,657)
---------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
    Net Assets received in conjunction with Merger Agreement and Plan of
     Reorganization.............................................................                --         83,383,448
---------------------------------------------------------------------------------------------------------------------
    Total Increase (Decrease) in Net Assets.....................................       (41,563,800)        38,835,409
---------------------------------------------------------------------------------------------------------------------
NET ASSETS:
    Beginning of Year...........................................................       236,652,413        197,817,004
---------------------------------------------------------------------------------------------------------------------
    End of Year (Including distributions in excess of net investment income of
     ($3,967,559) and ($2,666,920), respectively.)..............................      $195,088,613       $236,652,413
=====================================================================================================================

   FINANCIAL HIGHLIGHTS
                                         Year Ended December 31,
   PER SHARE OPERATING      ---------------------------------------------------
       PERFORMANCE:             2002   2001(2)         2000      1999      1998
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF YEAR..................     $4.74     $5.70        $7.34     $7.77     $8.44
-------------------------------------------------------------------------------
    Offering Costs........        --        --           --        --        --
-------------------------------------------------------------------------------
Investment Activities:
    Net Investment
     Income...............      0.42      0.61+        0.67      0.75      0.71
    Net Realized and
     Unrealized Gain
     (Loss) on Investments
     and Futures
     Contracts............     (0.55)    (0.85)       (1.55)    (0.46)    (0.66)
-------------------------------------------------------------------------------
      Total from
       Investment
       Activities.........     (0.13)    (0.24)       (0.88)     0.29      0.05
-------------------------------------------------------------------------------
Distributions:
    Net Investment
     Income...............     (0.62)    (0.72)       (0.76)    (0.72)    (0.72)
    Return of Capital.....     (0.08)       --           --        --        --
-------------------------------------------------------------------------------
      Total
       Distributions......     (0.70)    (0.72)       (0.76)    (0.72)    (0.72)
-------------------------------------------------------------------------------
Decrease in Net Asset
 Value due to Shares
 Issued through Rights
 Offering.................        --        --           --        --        --
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 YEAR.....................     $3.91     $4.74        $5.70     $7.34     $7.77
===============================================================================
PER SHARE MARKET VALUE,
 END OF YEAR..............     $3.88     $4.98        $5.56     $6.06     $7.56
===============================================================================
TOTAL INVESTMENT RETURN:
    Net Asset Value (1)...     (5.26)%    (6.04)%    (12.37)%     4.50%     0.47%
    Market Value..........    (10.52)%     1.15%       3.55%   (11.32)%    (5.68)%
===============================================================================
RATIOS AND SUPPLEMENTAL
 DATA:
===============================================================================
Net Assets, End of Year
 (Thousands)..............  $195,089  $236,652     $197,817  $254,857  $269,507
Ratio of Expenses to
 Average Net Assets
 Including Expense
 Offsets..................      0.79%     1.07%        0.78%     0.78%     0.81%
Ratio of Expenses to
 Average Net Assets.......      0.79%     1.07%        0.78%     0.78%     0.81%
Ratio of Net Investment
 Income to Average Net
 Assets...................      9.93%    11.66%       10.10%     9.90%     8.59%
Portfolio Turnover Rate...      61.1%     50.1%(3)     39.1%     43.5%     84.7%
-------------------------------------------------------------------------------

   FINANCIAL HIGHLIGHTS
                                        Year Ended December 31,
   PER SHARE OPERATING      ------------------------------------------------
       PERFORMANCE:             1997      1996     1995@      1994      1993
--------------------------
NET ASSET VALUE, BEGINNING
 OF YEAR..................     $8.12     $8.63     $8.05     $9.00     $8.42
--------------------------
    Offering Costs........        --     (0.02)       --        --        --
--------------------------
Investment Activities:
    Net Investment
     Income...............      0.69      0.75      0.86      0.83      0.91
    Net Realized and
     Unrealized Gain
     (Loss) on Investments
     and Futures
     Contracts............      0.39      0.18      0.48     (1.06)     0.57
--------------------------
      Total from
       Investment
       Activities.........      1.08      0.93      1.34     (0.23)     1.48
--------------------------
Distributions:
    Net Investment
     Income...............     (0.76)    (0.90)    (0.76)    (0.72)    (0.90)
    Return of Capital.....        --        --        --        --        --
--------------------------
      Total
       Distributions......     (0.76)    (0.90)    (0.76)    (0.72)    (0.90)
--------------------------
Decrease in Net Asset
 Value due to Shares
 Issued through Rights
 Offering.................        --     (0.52)       --        --        --
--------------------------
NET ASSET VALUE, END OF
 YEAR.....................     $8.44     $8.12     $8.63     $8.05     $9.00
==========================
PER SHARE MARKET VALUE,
 END OF YEAR..............     $8.75     $7.63     $7.88     $7.00     $8.50
==========================
TOTAL INVESTMENT RETURN:
    Net Asset Value (1)...     14.03%    10.59%*    17.41%    (2.67)%    18.47%
    Market Value..........     25.90%    10.05%*    24.34%    (9.48)%    12.46%
==========================
RATIOS AND SUPPLEMENTAL
 DATA:
==========================
Net Assets, End of Year
 (Thousands)..............  $291,959  $280,634  $210,441  $196,379  $219,355
Ratio of Expenses to
 Average Net Assets
 Including Expense
 Offsets..................      0.84%     0.94%       --        --        --
Ratio of Expenses to
 Average Net Assets.......      0.84%     0.95%     0.92%     0.83%     0.88%
Ratio of Net Investment
 Income to Average Net
 Assets...................      8.47%     9.23%    10.22%     9.75%    10.34%
Portfolio Turnover Rate...      97.7%     81.0%     44.1%     70.6%    117.5%
--------------------------

      @ Credit Suisse Asset Management, LLC, formerly known as BEA
        Associates replaced CS First Boston Investment Management as the Fund's investment adviser effective June 13, 1995.
      * Adjusted for Rights Offering.
      + Calculated using the average share method.
    (1) Total investment return based on per share net asset value reflects the effects of change in net asset value on the performance of the Fund during each Year, and assumes dividends and capital gains distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value, due to differences between the market price of the stock and the net asset value of the Fund.
    (2) As required, effective January 1, 2001 the Fund has adopted provisions of AICPA Audit and Accounting Guide for Investment Companies and has begun amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income per share by $0.004, an increase to net realized and unrealized gains and losses per share by $0.004 and a decrease to the net ratio of net investment income to average net assets from 11.73% to 11.66%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
    (3) Due to the realignment of the Fund's portfolio in connection with the combination with Credit Suisse Strategic Global Income
        Fund, Inc., the cost of purchases of $30,040,944 and proceeds from sales of $37,801,151 have been excluded from the Portfolio Turnover calculation.
        Note: Current Year permanent book-tax differences, if any, are not included in the calculation of net investment income per share.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

------------

Credit Suisse Asset Management Income Fund, Inc. (the "Fund") was incorporated on February 11, 1987 and commenced operations on March 23, 1987. The Fund is registered as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund's investment objective is to seek current income through investment primarily in debt securities.

On May 14, 2001, the Fund acquired substantially all of the assets and assumed the liabilities of Credit Suisse Asset Management Strategic Global Income
Fund, Inc. ("CGF"). Pursuant to the terms of the agreement governing the acquisition, the CGF shareholders, for each share of common stock of CGF held, became entitled to receive an equivalent dollar amount of full shares of common stock of the Fund. Based on the net asset values of the Fund and CGF as of May 11, 2001 ($5.49 and $6.96, respectively), the conversion ratio was 1.2681 shares of the Fund for each share of CGF. Cash was paid in lieu of fractional shares. Net assets of the Fund and CGF as of the acquisition date were $190,522,544 and $83,383,448, including unrealized depreciation of $71,252,968 and $16,668,823, respectively. Total net assets immediately after the acquisition were $273,905,992. Based upon the opinion of Fund counsel, the acquisition qualified as a tax-free reorganization for Federal income tax purposes, with no gain or loss recognized by the Fund, CGF or their shareholders.

A. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

1. SECURITY VALUATION: The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange. The Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board of Directors determines that using this method would not reflect an investment's value.

   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values.

   The Fund may invest up to 10% of its total assets in securities which are not readily marketable, including those which are restricted as to disposition under securities law ("restricted securities") (excludes 144A securities). These securities are valued pursuant to the valuation procedures noted above.

2. FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. REPURCHASE AGREEMENTS: Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditional upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository. If the underlying securities fall below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller; collectibility of such claims may be limited. As of December 31, 2002, the Fund had no such agreements.

4. SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Discount or premium on mortgage backed securities is recognized upon receipt of principal payments on the underlying mortgage pools. Dividend income is recorded on the ex-dividend date.

5. DELAYED DELIVERY COMMITMENTS: The Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

6. DIVIDENDS AND DISTRIBUTIONS: The Fund pays dividends of net investment income monthly and makes distributions at least annually of any net capital gains in excess of applicable capital losses, including capital loss carryforward. Dividends and distributions are recorded on the ex-dividend date.

   Income distributions and capital gains distributions are determined in accordance with U.S. Federal Income Tax regulations which may differ from generally accepted accounting principles. These differences are principally due to timing of the recognition of defaulted bond interest.

   Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), undistributed net realized gain (loss) and paid-in-capital.

7. FUTURES CONTRACTS: The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contracts. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contracts may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At December 31, 2002, the Fund had no open futures contracts.

8. FORWARD FOREIGN CURRENCY CONTRACTS: The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date, or an offsetting position is entered into. At December 31, 2002, the Fund had the following open forward foreign currency contracts:

                                             FOREIGN
           FORWARD                           CURRENCY
           FOREIGN                            TO BE                               UNREALIZED
           CURRENCY             EXPIRATION  PURCHASED/   CONTRACT     CONTRACT      GAIN/
          CONTRACTS                DATE       (SOLD)      AMOUNT        VALUE       (LOSS)
------------------------------  ----------  ----------  -----------  -----------  ----------
European Economic Unit          1/15/03     1,210,000   $ 1,214,695  $ 1,267,646   $ 52,951
European Economic Unit          1/15/03     (1,210,000)  (1,185,800)  (1,268,623)   (82,823)
                                                        -----------  -----------   --------
                                                        $    28,895  $      (977)  $(29,872)
                                                        ===========  ===========   ========

B. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES: Credit Suisse Asset Management, LLC, the Fund's investment adviser, is an indirect wholly owned subsidiary of Credit Suisse Group ("CSG"). Credit Suisse Asset Management ("CSAM") is the institutional asset-management and mutual fund arm of CSG. As of December 31, 2002, CSAM managed over $52.8 billion in the U.S. and, together with its global affiliates, manages assets of over $297.4 billion in 14 countries. Credit Suisse Funds is the U.S. mutual fund family of CSAM. Under the Advisory Agreement, the adviser is paid a fee computed weekly and paid quarterly, calculated at 0.50% of the lower of the weekly stock price (market value) of the Fund's outstanding shares or its average weekly net assets. For the year ended December 31, 2002, CSAM earned $1,065,198.

Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing services. For the year ended December 31, 2002, Merrill was paid $47,326 for its services to the Fund.

C. Brown Brothers Harriman & Co. ("BBH&Co."), provides administrative and custodial services to the Fund. Under the Administration and Custody Agreements, BBH&Co. is paid a fee based on average net assets.

Fleet National Bank provides transfer agent services to the Fund. Under the Transfer Agent Agreement, Fleet National Bank is paid a fee based on the number of accounts in the Fund per year. In addition, the Fund is charged certain out-of-pocket expenses by Fleet National Bank.

D. Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $123,888,880 and $137,388,087 respectively, for the year ended December 31, 2002. Purchases and sales of U.S. government and government agency securities aggregated $148,620 and $0 respectively, for the year ended December 31, 2002.

E. At December 31, 2002, the cost of investments for Federal income tax purposes was $233,512,445. Accordingly, net unrealized depreciation for Federal income tax purposes aggregated $44,093,755 of which $8,434,078 related to appreciated securities and $52,527,833 related to depreciated securities.

At December 31, 2002, the Fund had a capital loss carryforward of $140,181,936 available to offset future capital gains of which $2,261,380, $3,565,110, $9,512,339, $2,335,946, $50,358,903 and $72,148,258 will expire on December 31,
2003, 2006, 2007, 2008, 2009 and 2010, respectively.

For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/ tax differences. For the year ended December 31, 2002, the Fund recorded the following permanent reclassifications, which arose primarily from taxable income earned on defaulted bonds and amortization adjustments. The reclassifications have no impact on net assets or net asset value of the Fund.

DISTRIBUTIONS IN EXCESS  ACCUMULATED   CAPITAL PAID
   OF NET INVESTMENT     NET REALIZED  IN EXCESS OF
        INCOME               LOSS       PAR VALUE
-----------------------  ------------  ------------
   $8,444,943            $(7,741,264)   $(703,679)

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the period from November 1, 2002 to December 31, 2002 the Fund incurred and elected to defer until January 1, 2003 for U.S. Federal income tax purposes a net capital loss of $11,019,062.

As of December 31, 2002 the components of distributable earnings (excluding unrealized appreciation/depreciation) consisted of ($0) and ($151,931,772) in undistributed ordinary income and undistributed long-term capital loss carryforward, respectively.

These differences between book basis and the tax basis primarily relate to timing of the recognition of income and gains for Federal income purposes.

F. At December 31, 2002, 85.6% of the Fund's net assets were comprised of high yield fixed income securities. The financial condition of the issuers of the securities and general economic conditions may affect the issuers' ability to make payments of income and principal, as well as the market value of the securities. Such investments may also be less liquid and more volatile than investments in higher rated fixed income securities.

At December 31, 2002, 15.8% of the Fund's net assets were comprised of foreign denominated fixed income securities. Investments in foreign securities may be exposed to risks not typically associated with investments in the United States. These risks include disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions.

G. The Fund issued to its shareholders of record as of the close of business on September 27, 1996 transferable Rights to subscribe for up to an aggregate of 10,160,570 shares of Common Stock of the Fund at a rate of one share of Common Stock for three Rights held at the subscription price of $7.15 per share. During October 1996, the Fund issued a total of 10,160,570 shares of Common Stock on exercise of such Rights. Rights' offering costs of $550,000 were charged directly against the proceeds of the Offering.

H. The Portfolio, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $150 million committed, unsecured line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for temporary or emergency purposes. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At December 31, 2002 and during the fiscal year ended December 31, 2002, the Portfolio had no borrowings under the Credit Facility.

REPORT OF INDEPENDENT ACCOUNTANTS

----------

To the Shareholders and Board of Directors of Credit Suisse Asset Management Income Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Asset Management Income Fund, Inc. (the "Fund") at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Two Commerce Square
Philadelphia, Pennsylvania
February 24, 2003

ADDITIONAL INFORMATION

----------

Additional Federal Tax Information
(unaudited)

The percentage of ordinary income dividends paid by the Fund during the year ended December 31, 2002, which qualify for the Dividends Received Deduction available to corporate shareholders was 0.89%.

    In January, 2003, the Fund will report on Form 1099 the tax status of all distributions made during the calendar year 2002. Shareholders should use the information on Form 1099 for their income tax returns.

    Please consult your Tax Advisor if you have any questions concerning the above information.

DESCRIPTION OF INVESTLINK-SM- PROGRAM

---------

The InvestLink-SM- Program is sponsored and administered by Fleet National Bank, not by Credit Suisse Asset Management Income Fund, Inc., (the "Fund"). Fleet National Bank will act as program administrator (the "Program Administrator") of the InvestLink-SM- Program (the "Program"). The purpose of the Program is to provide interested investors with a simple and convenient way to invest funds and reinvest dividends in shares of the Fund's common stock ("Shares") at prevailing prices, with reduced brokerage commissions and fees.

   An interested investor may join the Program at any time. Purchases of Shares with funds from a participant's cash payment or automatic account deduction will begin on the next day on which funds are invested. If a participant selects the dividend reinvestment option, automatic investment of dividends generally will begin with the next dividend payable after the Program Administrator receives his enrollment form. Once in the Program, a person will remain a participant until he terminates his participation or sells all Shares held in his Program account, or his account is terminated by the Program Administrator. A participant may change his investment options at any time by requesting a new enrollment form and returning it to the Program Administrator.

   A participant will be assessed certain charges in connection with his participation in the Program. First-time investors will be subject to an initial service charge which will be deducted from their initial cash deposit. All optional cash deposit investments will be subject to a service charge. Sales processed through the Program will have a service fee deducted from the net proceeds, after brokerage commissions. In addition to the transaction charges outlined above, participants will be assessed per share processing fees (which include brokerage commissions.) Participants will not be charged any fee for reinvesting dividends.

   The number of Shares to be purchased for a participant depends on the amount of his dividends, cash payments or bank account or payroll deductions, less applicable fees and commissions, and the purchase price of the Shares. The Program Administrator uses dividends and funds of participants to purchase Shares of the Fund's common stock in the open market. Such purchases will be made by participating brokers as agent for the participants using normal cash settlement practices. All Shares purchased through the Program will be allocated to participants as of the settlement date, which is usually three business days from the purchase date. In all cases, transaction processing will occur within 30 days of the receipt of funds, except where temporary curtailment or suspension of purchases is necessary to comply with applicable provisions of the Federal Securities laws or when unusual market conditions make prudent investment impracticable. In the event the Program Administrator is unable to purchase Shares within 30 days of the receipt of funds, such funds will be returned to the participants.

   The average price of all Shares purchased by the Program Administrator with all funds received during the time period from two business days preceding any investment date up to the second business day preceding the next investment date shall be the price per share allocable to a participant in connection with the Shares purchased for his account with his funds or dividends received by the Program Administrator during such time period. The average price of all Shares sold by the Program Administrator pursuant to sell orders received during such time period shall be the price per share allocable to a participant in connection with the Shares sold for his account pursuant to his sell orders received by the Program Administrator during such time period.

   Fleet National Bank, as Program Administrator administers the Program for participants, keeps records, sends statements of account to participants and performs other duties relating to the Program. Each participant in the Program will receive a statement of his account following each purchase of Shares. The statements will also show the amount of dividends credited to such participant's account (if applicable), as well as fees paid by the participant. In addition, each participant will receive copies of the Fund's annual and semi-annual reports to shareholders, proxy statements and, if applicable, dividend income information for tax reporting purposes.

   If the Fund is paying dividends on the Shares, a participant will receive dividends through the Program for all Shares held on the dividend record date on the basis of full and fractional Shares held in his account, and for all other Shares of the Fund registered in his name. The Program Administrator will send checks to the participants for the amounts of their dividends that are not to be automatically reinvested at no cost to the participants.

   Shares of the Fund purchased under the Program will be registered in the name of the accounts of the respective participants. Unless requested, the Fund will not issue to participants certificates for Shares of the Fund purchased under the Program. The Program Administrator will hold the Shares in book-entry form until a Program participant chooses to withdraw his Shares or terminate his participation in the Program. The number of Shares purchased for a participant's account under the Program will be shown on his statement of account. This feature protects against loss, theft or destruction of stock certificates.

   A participant may withdraw all or a portion of the Shares from his Program account by notifying the Program Administrator. After receipt of a participant's request, the Program Administrator will issue to such participant certificates for the whole Shares of the Fund so withdrawn or, if requested by the participant, sell the Shares for him and send him the proceeds, less applicable brokerage commissions, fees, and transfer taxes, if any. If a participant withdraws all full and fractional Shares in his Program account, his participation in the Program will be terminated by the Program Administrator. In no case will certificates for fractional Shares be issued. The Program Administrator will convert any fractional Shares held by a participant at the time of his withdrawal to cash.

   Participation in any rights offering, dividend distribution or stock split will be based upon both the Shares of the Fund registered in participants' names and the Shares (including fractional Shares) credited to participants' Program accounts.

Any stock dividend or Shares resulting from stock splits with respect to Shares of the Fund, both full and fractional, which participants hold in their Program accounts and with respect to all Shares registered in their names will be automatically credited to their accounts.

   All Shares of the Fund (including any fractional share) credited to his account under the Program will be voted as the participant directs. The participants will be sent the proxy materials for the annual meetings of shareholders. When a participant returns an executed proxy, all of such shares will be voted as indicated. A participant may also elect to vote his Shares in person at the Shareholders' meeting.

   A participant will receive tax information annually for his personal records and to help him prepare his U.S. federal income tax return. The automatic reinvestment of dividends does not relieve him of any income tax which may be payable on dividends. For further information as to tax consequences of participation in the Program, participants should consult with their own tax advisors.

   The Program Administrator in administering the Program will not be liable for any act done in good faith or for any good faith omission to act. However, the Program Administrator will be liable for loss or damage due to error caused by its negligence, bad faith or willful misconduct. Shares held in custody by the Program Administrator are not subject to protection under the Securities Investors Protection Act of 1970.

   The participant should recognize that neither the Fund nor the Program Administrator can provide any assurance of a profit or protection against loss on any Shares purchased under the program. A participant's investment in Shares held in his Program account is no different than his investment in directly held Shares in this regard. The participant bears the risk of loss and the benefits of gain from market price changes with respect to all his Shares. Neither the Fund nor the Program Administrator can guarantee that Shares purchased under the Program will, at any particular time, be worth more or less than their purchase price. Each participant must make an independent investment decision based on his own judgement and research.

   While the Program Administrator hopes to continue the Program indefinitely, the Program Administrator reserves the right to suspend or terminate the Program at any time. It also reserves the right to make modifications to the Program. Participants will be notified of any such suspension, termination or modification in accordance with the terms and conditions of the Program. The Program Administrator also reserves the right to terminate any participant's participation in the Program at any time. Any question of interpretation arising under the Program will be determined in good faith by the Program Administrator and any such good faith determination will be final.

   Any interested investor may participate in the Program. To participate in the Program, an investor who is not already a registered owner of the Shares must make an initial investment of at least $250.00. All other cash payments or bank account deductions must be at least $100.00, up to a maximum of $100,000.00 annually. An interested investor may join the Program by reading the Program description, completing and signing the enrollment form and returning it to the Program Administrator. The enrollment form and information relating to the Program (including terms and conditions) may be obtained by calling the Program Administrator at one of the following telephone numbers: First Time Investors--
(888) 697-8026. Current Shareholders--(800) 730-6001. All correspondence regarding the Program should be directed to: Fleet National Bank, InvestLink Program, P.O. 43010, Providence, RI 02940-3010.

INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)

                                                                                            NUMBER OF
                                                                                          PORTFOLIOS IN
                           POSITION(S)       TERM OF OFFICE                                FUND COMPLEX
     NAME, ADDRESS             HELD            AND LENGTH      PRINCIPAL OCCUPATION(S)     OVERSEEN BY
        AND AGE             WITH FUND        OF TIME SERVED    DURING PAST FIVE YEARS        DIRECTOR
INDEPENDENT DIRECTORS

Enrique R. Arzac         Director           Since 1990;        Professor of Finance             8
Columbia University                         current term ends  and Economics, Graduate
Graduate School of                          at the 2004        School of Business,
Business                                    annual meeting     Columbia University
New York, NY 10027                                             (1971-- present).
Age: 61

Lawrence J. Fox          Director           Since 1990;        Partner, Drinker                 3
One Logan Square                            current term ends  Biddle & Reath (law
18th & Cherry Streets                       at the 2003        firm) (1976--present);
Philadelphia, PA 19103                      annual meeting     Managing Partner,
Age: 59                                                        Drinker Biddle & Reath
                                                               (1991--1998)

James S. Pasman, Jr.     Director           Since Fund         Currently retired;               54
29 The Trillium                             Inception;         President and Chief
Pittsburgh,                                 current term ends  Operating Officer of
Pennsylvania 15238                          at the 2005        National
Age: 72                                     annual meeting     InterGroup, Inc.
                                                               (holding company) from
                                                               April 1989 to March
                                                               1991; Chairman of
                                                               Permian Oil Co. from
                                                               April 1989 to March
                                                               1991.

INTERESTED DIRECTORS

Joseph D. Gallagher      Director and       Since 2003         Managing Director and            2
Credit Suisse Asset      Chairman of the                       Chief Executive Officer
Management, LLC          Board                                 of CSAM since 2003;
466 Lexington Avenue                                           Chief Executive Officer
New York, NY 10017                                             and Director of Credit
Age: 40                                                        Suisse Asset Management
                                                               Limited, London,
                                                               England, from June 2000
                                                               to 2003; Director of
                                                               Credit Suisse Asset
                                                               Management Funds (UK)
                                                               Limited, London,
                                                               England, from June 2000
                                                               to 2003; Managing
                                                               Director, Head--Asian
                                                               Corporate Finance and
                                                               M&A's, Credit Suisse
                                                               First Boston, Hong
                                                               Kong, China, from
                                                               January 1998 to May
                                                               1999; and Director,
                                                               Head--Asian Corporate
                                                               Finance, Credit Suisse
                                                               First Boston, Hong
                                                               Kong, China, from
                                                               October 1993 to
                                                               December 1997.


     NAME, ADDRESS         OTHER DIRECTORSHIPS
        AND AGE              HELD BY DIRECTOR
INDEPENDENT DIRECTORS
Enrique R. Arzac         Director of The Adams
Columbia University      Express Company (a
Graduate School of       closed-end investment
Business                 company); Director of
New York, NY 10027       Petroleum and Resources
Age: 61                  Corporation (a
                         closed-end investment
                         company).
Lawrence J. Fox          Director of Winthrop
One Logan Square         Trust Company.
18th & Cherry Streets
Philadelphia, PA 19103
Age: 59
James S. Pasman, Jr.     Director of Education
29 The Trillium          Management Corp.
Pittsburgh,
Pennsylvania 15238
Age: 72
INTERESTED DIRECTORS
Joseph D. Gallagher                None
Credit Suisse Asset
Management, LLC
466 Lexington Avenue
New York, NY 10017
Age: 40

                                                                                            NUMBER OF
                                                                                          PORTFOLIOS IN
                           POSITION(S)       TERM OF OFFICE                                FUND COMPLEX
     NAME, ADDRESS             HELD            AND LENGTH      PRINCIPAL OCCUPATION(S)     OVERSEEN BY
        AND AGE             WITH FUND        OF TIME SERVED    DURING PAST FIVE YEARS        DIRECTOR
William W. Priest,       Director           Since 1997;        Co-Managing Partner,             59
Jr.(1)                                      current term ends  Steinberg Priest &
Steinberg Priest &                          at the 2005        Sloane Capital
Sloane Capital                              annual meeting     Management since March
Management                                                     2001; Chairman and
12 East 49th Street                                            Managing Director of
12th Floor                                                     CSAM from 2000 to
New York, NY 10017                                             February 2001, Chief
Age: 61                                                        Executive Officer and
                                                               Managing Director of
                                                               CSAM from 1990 to 2000.


     NAME, ADDRESS         OTHER DIRECTORSHIPS
        AND AGE              HELD BY DIRECTOR
William W. Priest,                 None
Jr.(1)
Steinberg Priest &
Sloane Capital
Management
12 East 49th Street
12th Floor
New York, NY 10017
Age: 61

                           POSITION(S)       TERM OF OFFICE
     NAME, ADDRESS             HELD            AND LENGTH                        PRINCIPAL OCCUPATION(S)
        AND AGE             WITH FUND        OF TIME SERVED                       DURING PAST FIVE YEARS
OFFICERS(2)

Leland Crabbe            Investment         Since 2001         Director of CSAM (1999--present); Managing Director of Cigna
Credit Suisse Asset      Officer                               Investments (1998--1999); Director of CSAM (1998).
Management, LLC
466 Lexington Avenue
New York, NY 10017
Age: 41

Hal Liebes, Esq.         Senior Vice        Since 1996         Managing Director and Global General Counsel of CSAM;
Credit Suisse Asset      President                             Associated with Lehman Brothers, Inc. from 1996 to 1997;
Management, LLC                                                Associated with CSAM from 1995 to 1996; Associated with CS
466 Lexington Avenue                                           First Boston Investment Management from 1994 to 1995;
New York, NY 10017                                             Associated with Division of Enforcement, U.S. Securities and
Age: 38                                                        Exchange Commission from 1991 to 1994; Officer of other
                                                               Credit Suisse Funds.

Richard J. Lindquist     President and      Since 1996         Managing Director of CSAM (4/95--Present); Officer of other
Credit Suisse Asset      Chief Investment                      Credit Suisse Funds
Management, LLC          Officer
466 Lexington Avenue
New York, NY 10017
Age: 43

Michael A. Pignataro     Chief Financial    Since 1995         Director and Director of Fund Administration of CSAM;
Credit Suisse Asset      Officer, Vice                         Associated with CSAM since 1984; Officer of other Credit
Management, LLC          President and                         Suisse Funds.
466 Lexington Avenue     Secretary
New York, NY 10017
Age: 43

(1) Mr. Priest is a Director who is an interested person of the Fund as defined in the 1940 Act, because he provided consultant services to CSAM until February 2000.

(2) The officers of the Fund shown are officers that have policy making decisions.

 Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the CSAM Income Fund, Inc. may from time to time purchase up to 10% of its capital stock in the open market.

    4946-AR-02